N-2	Feb. 01, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001892443
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-262010
Investment Company Act File Number	811-23772
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	5
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	6
Entity Registrant Name	BLUEROCK HIGH INCOME INSTITUTIONAL CREDIT FUND
Entity Address, Address Line One	919 Third Avenue
Entity Address, Address Line Two	40th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	843-1601
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Feb. 01, 2026
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	1209 Orange Street
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
Contact Personnel Name	The Corporation Trust Company
Class A [Member]
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	Class A
Maximum Sales Load (as a percent of offering price)	5.75%
Maximum Early Withdrawal Charge (as a percent of original purchase price)	None[1]
1.

Class A shares that were purchased in amounts of $1,000,000 or more that have been held less than one year (365 days) from the purchase date will be subject to an early withdrawal charge of 1.00% of the original purchase price.

Sales Load [Percent]	5.75%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%	[1]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of average net assets attributable to shares)
Base Management Fee	1.37%
Incentive Fee[2]	0.99%
Other Expenses[3]	0.68%
Shareholder Servicing Expenses	0.25%
Distribution Fee	None
Remaining Other Expenses[3]	0.01%
Interest Payments on Borrowed funds[4]	0.51%
Total Annual Expenses	3.81%
Fee Waiver and Reimbursement[5]	(1.65%)
Total Annual Expenses (after fee waiver and reimbursement)[5]	2.16%
2.

The Fund anticipates that it may generate income in a manner sufficient to result in the payment of an Incentive Fee to the Advisor during certain periods. However, the Incentive Fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee the Fund pays to increase to the extent the Fund earns greater income through its investments. The Incentive Fee is calculated and payable quarterly in arrears in an amount equal to 12.50% of the Fund’s ‘‘pre-incentive fee net investment income’’ for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 1.875% per quarter, or an annualized hurdle rate of 7.50%, subject to a ‘‘catch-up’’ feature. The amount presented in this table has been restated to reflect the Incentive Fee the Advisor would have earned during the fiscal year ended September 30, 2025 under the now current incentive fee arrangement. See “Base Management Fee and Incentive Fee” on page 19.

3.	Other Expenses include acquired fund fees and expenses of 0.01%.
4.	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of borrowings and variations in market interest rates.
5.

The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has contractually agreed to waive the base management fees and/or reimburse the Fund for ordinary operating expenses the Fund incurs but only to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of any incentive fee, taxes, interest, brokerage commissions, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs), to the extent that such expenses exceed 2.10% per annum of the Fund’s average daily net assets attributable to Class A shares (the “Expense Limitation”). For the avoidance of doubt, acquired fund fees and expenses are not operating costs and are therefore excluded from the Expense Limitation. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three years following the date the waiver or reimbursement occurred (provided the Advisor continues to serve as investment adviser to the Fund), if the Fund is able to make the repayment without exceeding the expense limitation then in effect or in effect at the time of the waiver and the repayment is approved by the Board. The Expense Limitation Agreement will remain in effect at least until January 31, 2027, unless and until the Board approves its modification or termination. After January 31, 2027, the Expense Limitation Agreement may be renewed at the Advisor’s and Board’s discretion. See “Management of the Fund.”

Management Fees [Percent]	1.37%
Interest Expenses on Borrowings [Percent]	0.51%	[2]
Distribution/Servicing Fees [Percent]	0.00%
Incentive Fees [Percent]	0.99%	[3]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%
Other Annual Expense 2 [Percent]	0.01%	[4]
Other Annual Expenses [Percent]	0.68%	[4]
Total Annual Expenses [Percent]	3.81%
Waivers and Reimbursements of Fees [Percent]	(1.65%)	[5]
Net Expense over Assets [Percent]	2.16%	[5]
Expense Example [Table Text Block]
Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$78	$153	$229	$428

Expense Example, Year 01	$ 78
Expense Example, Years 1 to 3	153
Expense Example, Years 1 to 5	229
Expense Example, Years 1 to 10	$ 428
Basis of Transaction Fees, Note [Text Block]	(as a percent of offering price)
Other Expenses, Note [Text Block]	Other Expenses include acquired fund fees and expenses of 0.01%.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies

The Fund’s primary investment objective is to generate high current income, while secondarily seeking attractive, long-term risk-adjusted returns with low correlation to the broader markets.

The Fund pursues its investment objective by investing, directly or indirectly, in senior secured loans (“Senior Secured Loans”). The Fund may purchase Senior Secured Loans directly in the primary or secondary market and will invest in them indirectly by purchasing various tranches, including senior, junior and equity tranches, of entities that own a diversified pool of Senior Secured Loans known as Collateralized Loan Obligations, or “CLOs”, (collectively with Senior Secured Loans, “Target Securities”). The Fund will generally focus its investment activities on U.S. dollar -denominated loans that (i) are broadly syndicated (i.e. with multiple institutional lenders) and made to U.S. companies, (ii) are senior in the credit structure with a priority claim on assets and cash flow of the underlying borrower, (iii) are primarily secured by first priority liens on assets of the underlying borrowers, (iv) are rated BB+ or below, known as “below investment grade” or “junk”, (v) are floating rate to provide some protection against rising interest rates, (vi) represent 40%-60%, at origination, of the enterprise value of the borrower, and (vii) in CLOs that own such loans and additionally (a) are diverse across issuers, industries and geographies, (b) have senior tranches with high credit ratings in order to maximize excess spread, (c) have attractive risk-adjusted spreads, and (d) are actively managed by experienced CLO collateral managers, including Trinitas or other advisers who may be associated with the Sub-Advisor. Securities which are “below investment grade” or “junk,” are predominantly speculative in nature.

In a typical CLO, the capital structure would include approximately 90% debt of which over 85% is generally investment grade, with the remainder comprising the junior most CLO securities, typically referred to as the CLO’s junior debt tranche and equity tranche. Interest and principal repayment cashflows derived from the pool of Senior Secured Loans are allocated sequentially first to cover the operational and administrative costs of the CLO, second to the debt service of the highest-ranking debt tranche, third to the debt service of the next highest-ranking debt tranche and so on until all obligations of the CLO have been met, with all residual proceeds generally allocated to the equity tranche. This sequential cashflow allocation is usually referred to as the “payment waterfall.” The most subordinated tranche of securities is therefore the most sensitive to defaults and realized losses in relation to the underlying assets, and the most senior tranche is the least sensitive to them. The Fund’s investment portfolio will have significant investments in the equity and junior debt tranches of CLOs.

The Investment Committee will formulate and implement a plan to construct and manage the Fund’s portfolio in accordance with its investment objective and strategies.

The Advisor expects that the Fund’s shareholders may realize the following potential benefits:

●

Access to Attractive Risk-Adjusted Returns from Institutional Private Credit Investments – The Fund will provide investors with exposure to private credit investments that are typically intended for large, institutional investors due to the large minimum investment size, which would limit the ability of individual, non-institutional investors to participate in such investments. The Fund invests in institutional private credit investments that offer what the Advisor and Sub-Advisor believe to be attractive risk-adjusted returns, with some downside protection provided by the senior secured nature of the underlying loans in which the Fund will invest either directly or indirectly. Senior secured loans generally have a first lien security interest in the assets of the underlying borrower, and have or share the most senior position in the borrower’s capital structure, meaning the holders of such loans will be paid before certain other creditors of the borrower and before all common equity holders in the event of a default, creating an “equity cushion” for such holders.

●

Access to Relationship-Based Deal Flow – The Fund will have access to the Sub-Advisor substantial direct, long-standing relationships across market participants, including major U.S.-based CLO collateral managers and banks that originate and trade Target Securities, to identify investment opportunities. This comprehensive access to sourcing may offer strategic benefits, including a more efficient investment of Fund assets and the potential to identify investment opportunities before they are broadly marketed, enhancing the Fund’s ability to deliver attractive yields to investors.

●

Substantial Platform and Resources with Seasoned Investment Professionals – The Fund will have access to the wider resources of the Advisor and the Sub-Advisor, respectively, including the Sub-Advisor’s established leveraged finance platform and proprietary quantitative approach to provide established underwriting and structuring capabilities to execute its investment strategy. We believe these personnel possess market knowledge, experience and industry relationships that enable them to identify potentially attractive investment opportunities in Target Securities and effectively manage the Fund’s portfolio.

Fund’s Target Investment Portfolio

The Advisor and Sub-Advisor intend to execute the Fund’s investment strategy primarily by investing directly or indirectly in Senior Secured Loans or CLOs.

●

Senior Secured Loans: Senior Secured Loans are floating rate credit instruments structured primarily with first-priority liens on the assets of the borrower, including, but not limited to cash, receivables, inventory and PP&E, that serve as collateral in support of the repayment of such debt. Senior Secured Loans are predominately used to fund a company’s growth, financing their business, M&A-related transactions or capital expenditures. Senior Secured Loans typically have the highest priority in receiving payments, ahead of both bondholders and preferred stockholders.

●

Collateralized Loan Obligations: Structurally, CLOs are actively managed special purpose vehicles that are formed to manage a portfolio of Senior Secured Loans. The loans within a CLO are predominately limited to Senior Secured Loans which meet specified credit and diversity criteria and are subject to concentration limitations in order to create an investment portfolio that is strategically diversified across different loans, borrowers, and industries, with limitations on non-U.S. borrowers. The Fund will seek to target CLOs comprised of broadly syndicated Senior Secured Loans made to large corporate borrowers, with loan sizes typically exceeding $500 million, which we believe are generally more liquid compared to loans to smaller middle-market borrowers. The Fund will invest in new issue transactions in the primary market and transactions in the secondary market.

Investment Process

The Sub-Advisor assists the Advisor by providing ongoing research, recommendations and selecting investments for the Fund’s portfolio. The Sub-Advisor seeks to create an investment portfolio that generates current income while secondarily seeking attractive, long-term risk-adjusted returns, with low correlation to the broader markets, through a disciplined and rigorous investment analysis and due diligence process.

Proactive Sourcing and Identification Investment Opportunities. The Fund will utilize the Sub-Advisor’s leveraged finance platform and industry relationships to source investment opportunities. The Sub-Advisor has direct contact with and access to major U.S.-based banks and CLO collateral managers that originate and trade Senior Secured Loans and CLO interests.

Disciplined and Rigorous Investment Analysis and Due Diligence Process. The Sub-Advisor utilizes an integrated approach when investing in structured credit, enabling cross-collaboration between its senior secured loan team and its CLO investment team. This collaborative framework, which employs both “top-down” and “bottom-up” analyses, provides enhanced visibility into the Target Securities. The top-down analysis involves a macro analysis of relative asset valuations, long-term industry trends, business cycles, interest rate expectations, credit fundamentals, and technical factors to target specific industry sectors and asset classes in which to invest. The bottom-up analysis includes a rigorous analysis of the credit fundamentals and capital structure of each potential investment and a determination of relative value compared to alternative investments. Potential investments will be analyzed through a thorough review of the fundamentals of the economy in general and then the particular industry and the strengths and weaknesses of each individual credit. Under this approach, the credit performance of each asset will typically be subjected to stress tests to maximize the selection of investments with favorable risk adjusted returns.

The Sub-Advisor follows a defined proprietary investment process based on a comprehensive analysis of company creditworthiness when determining whether to invest in Target Securities, generally including a quantitative and qualitative assessment of a company’s business, an evaluation of management performance, an analysis of business strategy, regulatory and legal considerations, an analysis of a company’s environmental, social and governance standards, industry trends and an examination of capital structure, financial results and projections. The due diligence process typically includes: (i) an assessment of the outlook for the industry based on discussions with industry participants, industry analysts, suppliers to and customers of the industry, and relevant trade group representatives; (ii) discussions with company management as to the business outlook, competitive position within the industry, and flexibility of capital structure relative to business objectives; (iii) an analysis of fundamental asset values and enterprise value of the company (based on valuation comparisons to other industry participants) to assess the degree to which the investment under consideration has above average downside protection; (iv) a review of the company’s core competencies and competitive advantages and formation of a judgment as to the sustainability of each; (v) preparation of historical and projected financial statements to assess the company’s liquidity, fundamental creditworthiness, and prospects for future value creation; (vi) a review of any tax, legal, or regulatory contingencies that could negatively impact the company’s value or ability to continue as a going concern; and (vii) a thorough review of the company’s capitalization, its financial flexibility and debt amortization requirements, including an analysis of the terms and covenants of each of the company’s outstanding debt and equity securities. The Sub-Advisor will utilize this same analysis to determine attractive CLO investments.

Utilizing Relationships to Negotiate Enhanced Economics and Protections. The Sub-Advisor will utilize its structuring expertise and knowledge of underlying loans in efforts to source and acquire investments with what the Sub-Advisor believes to be attractive anticipated returns and terms. The Sub-Advisor will generally seek to use a proactive approach to achieve favorable transaction terms to enhance returns such as management fee rebates, bank arrangement fee concessions or other forms of economic enhancement, and certain protective rights to mitigate risks such as favorable voting rights with respect to early redemptions, refinancing terms, additional issuances, certain portfolio investment features and amendments to the governing documents.

Portfolio Construction. Portfolio construction will target investments with attractive risk-adjusted returns, with a focus on investments that are diverse across a number of key criteria, including the number of borrowers and industry types and the investment style of CLO collateral managers as appropriate. As there may be overlap across Target Securities, the Sub-Advisor will typically perform portfolio look-through analyses to ensure investments are diverse across borrowers, industries, sectors, geographies and end-markets.

Risk Management. The Sub-Advisor will have the lead role performing ongoing portfolio and asset level risk management, including ongoing monitoring of the underlying collateral performance to assess potential risks, forecasting and measuring financial and operational results, performing collateral analyses and taking strategic actions when required to optimize the risk-return profile of the Fund’s portfolio. The Sub-Advisor continually reviews macro events/forces which may have a material impact on specific industries to overlay as part of the credit review process or prompt the review of existing investments within any affected industries. An extensive top-down analysis is performed to analyze the risks of the industry in which a potential borrower operates prior to making any new investments. The Sub-Advisor utilizes its proprietary risk analysis system to generate a quantitative credit score of each loan as well as a base-case and downside-case scenario. Each loan is monitored throughout its life and the proprietary credit score is updated during the life of the loan.

Additional Information Regarding Investment Strategy

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Advisor and Sub-Advisor may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective. The Sub-Advisor may invest the Fund’s cash balances in any investments it deems appropriate. The Sub-Advisor expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Investment Committee, the Sub-Advisor and the Fund’s portfolio managers are subjective.

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year. It is not anticipated that the Fund’s portfolio turnover rate would exceed 100% under normal market conditions. The Fund’s portfolio turnover rate will not be a limiting factor with regard to when the Advisor deems portfolio changes appropriate. Although the Fund generally does not intend to trade for high-frequency short-term profits, securities may be sold without regard to the length of time held when, in the opinion of the Advisor and Sub-Advisor, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher brokerage or placement agent commissions and may generate short-term capital gains taxable as ordinary income. See “Tax Status” in the Fund’s SAI.

There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income. See “U.S. Federal Income Tax Matters.”

Investment Policies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in Target Securities. The Fund may utilize borrowings for investment purposes (i.e., leverage) or in order to satisfy repurchase requests. The Fund’s 80% investment policy may be changed upon 60 days’ advance notice to shareholders. The Fund’s SAI contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading “Investment Objective, Strategies and Policies.”

Risk Factors [Table Text Block]

RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the value of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund, you should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.

Market Risk. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the Target Securities and other assets held by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably, which will subject shareholders to risk. In addition, the Fund is subject to the risk that geopolitical and other similar events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets.

The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The foregoing could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund and its service providers, adversely affect the performance, value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Management Risk. The net asset value of the Fund changes daily based on the performance of its investments. The Fund’s investment strategy, allocations, and Advisor and Sub-Advisors’ judgments about the attractiveness, value and potential appreciation of a specific holding may prove to be incorrect, may not produce the desired results and may result in losses to the Fund and its shareholders. The Advisor and Sub-Advisor may receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay incentive compensation for a fiscal quarter even if there is a decline in the value of the portfolio or if the Fund incurs a net loss for that quarter. The incentive fee payable by the Fund may create an incentive for the Advisor or Sub-Advisor make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee payable to the Advisor and Sub-Advisor is determined may encourage the use leverage to increase the return on the Fund’s investments. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns. In addition, the Fund’s pre-incentive fee net investment income includes any interest income that has been accrued but not yet received in cash. This fee structure may encourage the Sub-Advisor or Advisor to favor investments that provide for deferred interest, rather than current cash payments of interest, including in circumstances where it would not have done so but for the opportunity to continue to earn the incentive fee. This risk could be increased because the Advisor and Sub-Advisor are not obligated to reimburse the Fund for any incentive fees received even if the Fund subsequently incurs losses or never receives in case the deferred income that was previously accrued.

Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Debt Securities and Interest Rate Risks. Because the Fund invests primarily in debt-anchored instruments and securities, the value of your investment in the Fund may fluctuate with changes in interest rates. Typically, a rise in market interest rates will cause a decline in the value of fixed rate or other debt instruments. Recently, interest rates have risen sharply after maintaining historically low levels for a significant period of time. If market interest rates increase, there is a significant risk that the value of the Fund’s investment in fixed rate debt securities may fall. Although the Fund intends to significantly mitigate its interest rate risk by investing in floating-rate instruments, the Fund cannot assure it will be able to completely mitigate such risk. Related risks include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Senior Secured Debt Risk. Senior secured debt typically will be secured by liens on the assets and/or cash flows of the borrower and holds the most senior position in its capital structure. Senior secured debt in most circumstances is initially fully collateralized by the borrower’s assets and thus is repaid before unsecured debt and equity. Substantial increases in interest rates, however, may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements, or as a result of the impact on general business conditions caused by higher interest rates, and there can be no guaranty that secured senior debt, even if fully collateralized at origination, will be fully repaid after an event of default or if collateral values have fallen. The value of the Fund’s assets may also be affected by other uncertainties such as economic developments affecting the market for senior secured term loans or uncertainties affecting borrowers generally. Also, the security for the Fund’s senior secured debt investments may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated.

Collateralized Loan Obligation (CLO) Risk. In addition to the general risks associated with investments in debt instruments and securities discussed herein, CLOs carry additional risks, including but not limited to (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund’s investments in CLOs are subordinate to other classes or tranches thereof; and (iv) the complex structure of the CLO investment may not be fully understood at the time of investment and may produce disputes with the issuer, holders of senior tranches or other unexpected investment results.

In addition, CLOs and other structured products are often governed by a complex series of legal documents and contracts, which define the class or tranche of each investment, and may also increase the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments. In a typical CLO, the capital structure would include approximately 90% debt, of which over 85% is generally investment grade, with the remainder comprising the junior most CLO securities, typically referred to as the CLO’s junior debt tranche and equity tranche. The Fund may acquire CLO investments that include such equity and junior debt securities, which are subordinate to more senior tranches of the CLO. Such CLO equity and junior debt securities are therefore subject to increased risk of default relative to the holders of more senior tranches of the CLO. The Fund’s investment in equity tranches of CLO securities will be in the first loss position and junior debt tranches typically will be subordinate to more senior positions with respect to realized losses on the assets of the CLOs in which it is invested. The Fund may recognize “phantom” taxable income (due to allocations of profits or cancellation of debt, which results in recognition of taxable income regardless of whether a corresponding amount of cash is actually received) from its investments in these subordinated tranches of CLOs and structured notes.

In connection with a primary issuance of a CLO, the structure of the CLO allows the CLO manager to purchase additional collateral (loans) for the CLO after the closing date of the Fund’s investment (the “Warehouse Period”). During the Warehouse Period, the price and availability of additional collateral may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire additional collateral that will satisfy specified concentration limitations and allow the CLO to reach the initial par amount of collateral prior to its effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions of the CLO on equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment, resulting in a loss.

Generally, there may be less information available to the Fund regarding the underlying debt investments held by CLOs than if the Fund had invested directly in the debt of the underlying companies. As a result, the Sub-Advisor will not know the details of the underlying securities of the CLOs in which the Fund will invest. Investing in Senior Secured Loans involves the possibility of the Fund’s investments being subject to potential losses arising from material misrepresentation or omission on the part of borrowers whose Senior Secured Loans the Fund holds. Such inaccuracy or incompleteness may adversely affect the valuation of the Fund investments or may adversely affect the ability of the relevant investment to perfect or effectuate a lien on the collateral securing the loan. The CLOs in which the Fund will invest will rely upon the accuracy and completeness of representations made by the underlying borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness.

The Fund will have limited control of the administration and amendment of Senior Secured Loans owned by the CLOs in which the invests. The Fund will not be able to directly enforce any rights and remedies in the event of a default of a Senior Secured Loan held by a CLO vehicle. In addition, the terms and conditions of the Senior Secured Loans underlying our investments in the equity and junior debt tranches of CLOs may be amended, modified or waived only by the agreement of the underlying lenders. Consequently, the terms and conditions of the payment obligations arising from Senior Secured Loans could be modified, amended or waived in a manner contrary to the Sub-Advisor’s preferences. In addition, the Fund will not be responsible for and will have no influence over the asset management of the portfolios underlying the CLO investments the Fund holds where those portfolios are managed by third-party CLO collateral managers. As a result, the values of the portfolios underlying our CLO investments could decrease as a result of decisions made by third party CLO collateral managers.

Legislation commonly referred to as the “Foreign Account Tax Compliance Act,” or FATCA, imposes a withholding tax of 30% on payments of U.S. source interest and distributions, and gross proceeds from the disposition of an instrument that produces U.S. source interest or distributions paid after December 31, 2018, to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLO vehicles in which the Fund invests will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO vehicle in which we invest fails to properly comply with these reporting requirements, it could reduce the amounts available to distribute to equity and junior debt holders in such CLO vehicle, which could materially and adversely affect the Fund.

The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in the CLO’s payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the holders of the junior debt tranche and the equity tranche would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, in connection with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could adversely affect the Fund’s operating results and cash flows.

The Fund’s CLO investments are exposed to leveraged credit risk. If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CLO, primarily due to defaults under the Senior Secured Loans in which the CLO has invested, then cash flow that otherwise would have been available to pay distributions to the Fund on its CLO investments may instead be used to redeem senior tranches or to purchase additional collateral for all tranches, until the ratios again exceed the minimum required levels or any the senior tranches of CLO debt are repaid in full. The Fund’s investments CLOs or Senior Secured Loans may prepay more quickly than expected, which could have an adverse impact on the Fund’s net assets and/or returns.

The CLOs in which the Fund invests may constitute PFICs. If the Fund acquires shares in a PFIC (including in CLOs that are PFICs), the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions, but such elections (if available) will generally require the Fund to recognize its share of the PFICs income for each year regardless of whether it receives any distributions from such PFICs. The Fund must nonetheless distribute such income to maintain its status as a RIC.

Covenant-Lite Loan Risk. Covenant-lite loans contain fewer requirements on the borrower and fewer protections for the lender. Covenant-lite loans may contain fewer maintenance covenants than traditional loans, or no maintenance covenants at all, and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may hinder the Fund’s ability to accurately reprice credit risk associated with the Target Securities (and their underlying borrowers) and reduce the Fund’s or an issuer’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on such investments is increased, especially during a downturn in the credit cycle. A significant portion of floating rate loans and CLOs may be or include “covenant-lite” loans.

Credit Risk. There is a risk that the borrowers under the Senior Secured Loans may not make scheduled interest and/or principal payments on their loans and/or debt securities, which may result in losses or reduced cash flow to the Fund, either or both of which may cause the NAV of, or the distributions by, the Fund to decrease. In addition, the credit quality of securities may be lowered if the underlying borrowers’ financial condition deteriorates. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Prepayment Risk. Securities may be subject to prepayment risk because borrowers are typically able to prepay principal. Consequently, a security’s maturity may be longer or shorter than anticipated. When interest rates fall, obligations will be paid off more quickly than originally anticipated and the Fund may have to invest the prepaid proceeds in securities with lower yields. The yield realized on a security purchased at a premium will be lower than expected if prepayment occurs sooner than expected, as is often the case when interest rates fall. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, preventing the Fund from reinvesting at higher yields. The yield realized on a security purchased at a discount will be lower than expected if prepayment occurs later than expected, as is often the case when interest rates rise for investments in mortgage-backed securities (“MBS”), CLOs, or other commercial real estate loans (“CRE”). Lower-than-expected prepayment rates will expose investments in junior tranches of residential MBS to credit risks for longer periods of time.

SOFR Risk. The Fund invests in Target Securities that may have floating or variable rate calculations for payment obligations or financing terms based on the Secured Overnight Financing Rate (“SOFR”). SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume- weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate (“LIBOR”). LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three- month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Investment Sourcing Risk. The results of the Fund’s operations depend on several factors, including its ability to originate or acquire target investments. The Fund’s ability to originate or acquire target investments will depend on a variety of factors, including the availability of opportunities for the origination or acquisition of target investments and its ability to raise capital or obtain adequate short and long-term financing to fund such originations and acquisitions. In addition, competition for the Fund’s target investments may reduce the availability of such assets or lead to the price of such assets increasing, which may further limit the Fund’s ability to generate desired returns. The Fund can provide no assurance that the Sub-Advisor will be able to identify and make investments that are consistent with its investment objective.

Risks Related to Potential Conflicts of Interest. The Advisor and Sub-Advisor will experience conflicts of interest in connection with the management of the Fund, including with respect to the allocation of their time and resources between the Fund and other investment activities; the allocation of investment opportunities by the Sub-Advisor; their compensation; services provided by the Advisor or Sub-Advisor to issuers in which the Fund invests; investments by the Fund in other clients of the Advisor or Sub-Advisor; and the formation of additional investment funds by the Advisor or Sub-Advisor. In addition, the Sub-Advisor’s investment professionals will, from time to time, acquire confidential or material, non-public information concerning an entity in which the Fund has invested, or propose to invest, and the possession of such information generally will limit their ability to buy or sell particular securities of such entity on behalf of the Fund, thereby limiting the investment opportunities or exit strategies available to the Fund.

Under the 1940 Act, the Fund is not permitted to engage in related party transactions with its affiliates or affiliates of such affiliates. As such, to address these risks, the Fund has implemented certain written policies and procedures to ensure the Fund will not enter into any agreement unless and until it is satisfied that doing so will not raise concerns under the 1940 Act, and address potential conflicts of interest. While Fund investments in CLOs sponsored or managed by Trinitas are permissible under Section 17 of the 1940 Act because the two firms are not controlled by, controlling or under common control with one another, the Fund and Sub-Advisor have adopted policies to monitor these relationships, any affiliation, and any actual potential conflict of interests. The Board will review these procedures on a periodic basis and the Fund will not enter into any agreement unless and until it is satisfied that doing so will not raise concerns under the 1940 Act. Other potential conflicts of interest with respect to the Fund, its Advisor, Sub-Advisor and Portfolio Managers are discussed under “Conflicts of Interest” below.

Defaulted Securities Risk. Loans in which the Fund invests, including Senior Secured Loans in which the Fund indirectly invests through investments in CLOs, may fall into default. Defaulted loans/securities provide less liquidity to the Fund than performing loans and, for extended periods of time, may have a limited or no secondary market. Defaulted loans/debt securities may have low recovery values and borrowers or issuers in default of their debt obligations may seek bankruptcy protection, which may hinder or delay resolution of the Fund’s collection efforts.

Below Investment Grade Risk. Lower-quality investments, known as “below investment grade” or “junk” are speculative and present a significant risk for loss of principal and interest. These investments offer the potential for higher return, but also involve greater risk than investments of higher quality, including an increased possibility that the investment’s issuer, obligor or guarantor may not be able to make its payments of interest and principal. If that happens, the value of the investment may decrease, the Fund’s NAV may decrease and its income may be reduced. An economic downturn or period of rising interest rates could adversely affect the market for these investments and reduce the Fund’s ability to sell its investments. The lack of a liquid market for these investments could decrease the Fund’s NAV. The Sub-Advisor’s assessment of an issuer’s credit quality may prove incorrect and the Fund could suffer losses.

Syndicated Loan Risk. The market for syndicated loans may not be highly liquid and the Fund may have difficulty selling them. These investments primarily expose the Fund to the credit risk of the underlying borrower, but they also expose the Fund to certain risks associated with the loan agent. Syndicated loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. Certain syndicated loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

Issuer/Borrower Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the respective goods and services. In addition, the credit quality of securities may be lowered if a borrower’s financial condition deteriorates, which tends to increase the risk of default and decreases a note’s value. Further, compared to securities issued by large companies, notes issued by individuals or small entities are more likely to experience more significant changes in market values, be harder to sell and at prices that the Advisor believes appropriate, and offer greater potential for losses. Additionally, borrowers may seek bankruptcy protection which would delay resolution of security holder claims and may eliminate or materially reduce liquidity.

Correlation Risk. Pursuant to the Fund’s investment objective, the Fund seeks to produce attractive, long-term risk-adjusted returns with low correlation to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. There is no guaranty that the Fund will succeed in achieving its investment objective or that the Fund will outperform the broader financial markets.

Liquidity Risk – Quarterly Repurchases. The Fund is a closed-end investment company structured as an “interval fund” and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

Liquidity Risk – Underlying Investments. The Fund’s investments, such as in Target Securities, are subject to liquidity risk. This liquidity risk exists because particular investments of the Fund may be difficult to sell, possibly preventing the Fund from selling them at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices, in order to satisfy its 5% quarterly repurchase obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, private investments derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Leveraging Risk. The Fund is authorized to use leverage for investment purposes and to satisfy redemption requests. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, or borrowing money to satisfy Repurchase Offers will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments. The Fund’s may utilize reverse repurchase agreements. Reverse repurchase agreements subject the Fund to many of the same risks as the Fund’s use of leverage. In addition, there is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency, the Fund may be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities.

Repurchase Policy Risk. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Fund may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Repurchase of shares will tend to reduce the number of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, a repurchase of shares submitted by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the repurchase of shares within six months from the date of their purchase will not be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the repurchase of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such repurchase.

Distribution Policy Risk. The Fund’s distribution policy does not include a fixed annual rate of the Fund’s current net asset value per share. Distributions will be calculated daily and paid quarterly. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective or implement its investment strategies. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. If the Fund fails to achieve its estimated size and the Expense Limitation is not renewed, expenses will be higher than expected.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

The following table shows the amounts of Fund Shares that have been authorized and are outstanding as of December 31, 2025, of which, none were owned by the Fund:

Title of Class	Amount Authorized	Amount Outstanding
Class A	Unlimited*	1,905,498.76
Class C	Unlimited*	750,903.66
Class F	Unlimited*	2,390,360.97
Class I	Unlimited*	3,189,298.59

*	The Fund has registered an unlimited number of shares in this offering.

Outstanding Security, Title [Text Block]	Class A
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	1,905,498.76
Class A [Member] | Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the Target Securities and other assets held by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably, which will subject shareholders to risk. In addition, the Fund is subject to the risk that geopolitical and other similar events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets.

The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The foregoing could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund and its service providers, adversely affect the performance, value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Class A [Member] | Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The net asset value of the Fund changes daily based on the performance of its investments. The Fund’s investment strategy, allocations, and Advisor and Sub-Advisors’ judgments about the attractiveness, value and potential appreciation of a specific holding may prove to be incorrect, may not produce the desired results and may result in losses to the Fund and its shareholders. The Advisor and Sub-Advisor may receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay incentive compensation for a fiscal quarter even if there is a decline in the value of the portfolio or if the Fund incurs a net loss for that quarter. The incentive fee payable by the Fund may create an incentive for the Advisor or Sub-Advisor make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee payable to the Advisor and Sub-Advisor is determined may encourage the use leverage to increase the return on the Fund’s investments. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns. In addition, the Fund’s pre-incentive fee net investment income includes any interest income that has been accrued but not yet received in cash. This fee structure may encourage the Sub-Advisor or Advisor to favor investments that provide for deferred interest, rather than current cash payments of interest, including in circumstances where it would not have done so but for the opportunity to continue to earn the incentive fee. This risk could be increased because the Advisor and Sub-Advisor are not obligated to reimburse the Fund for any incentive fees received even if the Fund subsequently incurs losses or never receives in case the deferred income that was previously accrued.

Class A [Member] | Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Class A [Member] | Debt Securities and Interest Rate Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Securities and Interest Rate Risks. Because the Fund invests primarily in debt-anchored instruments and securities, the value of your investment in the Fund may fluctuate with changes in interest rates. Typically, a rise in market interest rates will cause a decline in the value of fixed rate or other debt instruments. Recently, interest rates have risen sharply after maintaining historically low levels for a significant period of time. If market interest rates increase, there is a significant risk that the value of the Fund’s investment in fixed rate debt securities may fall. Although the Fund intends to significantly mitigate its interest rate risk by investing in floating-rate instruments, the Fund cannot assure it will be able to completely mitigate such risk. Related risks include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Class A [Member] | Senior Secured Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Senior Secured Debt Risk. Senior secured debt typically will be secured by liens on the assets and/or cash flows of the borrower and holds the most senior position in its capital structure. Senior secured debt in most circumstances is initially fully collateralized by the borrower’s assets and thus is repaid before unsecured debt and equity. Substantial increases in interest rates, however, may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements, or as a result of the impact on general business conditions caused by higher interest rates, and there can be no guaranty that secured senior debt, even if fully collateralized at origination, will be fully repaid after an event of default or if collateral values have fallen. The value of the Fund’s assets may also be affected by other uncertainties such as economic developments affecting the market for senior secured term loans or uncertainties affecting borrowers generally. Also, the security for the Fund’s senior secured debt investments may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated.

Class A [Member] | Collateralized Loan Obligation (CLO) Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Collateralized Loan Obligation (CLO) Risk. In addition to the general risks associated with investments in debt instruments and securities discussed herein, CLOs carry additional risks, including but not limited to (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund’s investments in CLOs are subordinate to other classes or tranches thereof; and (iv) the complex structure of the CLO investment may not be fully understood at the time of investment and may produce disputes with the issuer, holders of senior tranches or other unexpected investment results.

In addition, CLOs and other structured products are often governed by a complex series of legal documents and contracts, which define the class or tranche of each investment, and may also increase the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments. In a typical CLO, the capital structure would include approximately 90% debt, of which over 85% is generally investment grade, with the remainder comprising the junior most CLO securities, typically referred to as the CLO’s junior debt tranche and equity tranche. The Fund may acquire CLO investments that include such equity and junior debt securities, which are subordinate to more senior tranches of the CLO. Such CLO equity and junior debt securities are therefore subject to increased risk of default relative to the holders of more senior tranches of the CLO. The Fund’s investment in equity tranches of CLO securities will be in the first loss position and junior debt tranches typically will be subordinate to more senior positions with respect to realized losses on the assets of the CLOs in which it is invested. The Fund may recognize “phantom” taxable income (due to allocations of profits or cancellation of debt, which results in recognition of taxable income regardless of whether a corresponding amount of cash is actually received) from its investments in these subordinated tranches of CLOs and structured notes.

In connection with a primary issuance of a CLO, the structure of the CLO allows the CLO manager to purchase additional collateral (loans) for the CLO after the closing date of the Fund’s investment (the “Warehouse Period”). During the Warehouse Period, the price and availability of additional collateral may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire additional collateral that will satisfy specified concentration limitations and allow the CLO to reach the initial par amount of collateral prior to its effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions of the CLO on equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment, resulting in a loss.

Generally, there may be less information available to the Fund regarding the underlying debt investments held by CLOs than if the Fund had invested directly in the debt of the underlying companies. As a result, the Sub-Advisor will not know the details of the underlying securities of the CLOs in which the Fund will invest. Investing in Senior Secured Loans involves the possibility of the Fund’s investments being subject to potential losses arising from material misrepresentation or omission on the part of borrowers whose Senior Secured Loans the Fund holds. Such inaccuracy or incompleteness may adversely affect the valuation of the Fund investments or may adversely affect the ability of the relevant investment to perfect or effectuate a lien on the collateral securing the loan. The CLOs in which the Fund will invest will rely upon the accuracy and completeness of representations made by the underlying borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness.

The Fund will have limited control of the administration and amendment of Senior Secured Loans owned by the CLOs in which the invests. The Fund will not be able to directly enforce any rights and remedies in the event of a default of a Senior Secured Loan held by a CLO vehicle. In addition, the terms and conditions of the Senior Secured Loans underlying our investments in the equity and junior debt tranches of CLOs may be amended, modified or waived only by the agreement of the underlying lenders. Consequently, the terms and conditions of the payment obligations arising from Senior Secured Loans could be modified, amended or waived in a manner contrary to the Sub-Advisor’s preferences. In addition, the Fund will not be responsible for and will have no influence over the asset management of the portfolios underlying the CLO investments the Fund holds where those portfolios are managed by third-party CLO collateral managers. As a result, the values of the portfolios underlying our CLO investments could decrease as a result of decisions made by third party CLO collateral managers.

Legislation commonly referred to as the “Foreign Account Tax Compliance Act,” or FATCA, imposes a withholding tax of 30% on payments of U.S. source interest and distributions, and gross proceeds from the disposition of an instrument that produces U.S. source interest or distributions paid after December 31, 2018, to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLO vehicles in which the Fund invests will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO vehicle in which we invest fails to properly comply with these reporting requirements, it could reduce the amounts available to distribute to equity and junior debt holders in such CLO vehicle, which could materially and adversely affect the Fund.

The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in the CLO’s payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the holders of the junior debt tranche and the equity tranche would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, in connection with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could adversely affect the Fund’s operating results and cash flows.

The Fund’s CLO investments are exposed to leveraged credit risk. If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CLO, primarily due to defaults under the Senior Secured Loans in which the CLO has invested, then cash flow that otherwise would have been available to pay distributions to the Fund on its CLO investments may instead be used to redeem senior tranches or to purchase additional collateral for all tranches, until the ratios again exceed the minimum required levels or any the senior tranches of CLO debt are repaid in full. The Fund’s investments CLOs or Senior Secured Loans may prepay more quickly than expected, which could have an adverse impact on the Fund’s net assets and/or returns.

The CLOs in which the Fund invests may constitute PFICs. If the Fund acquires shares in a PFIC (including in CLOs that are PFICs), the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions, but such elections (if available) will generally require the Fund to recognize its share of the PFICs income for each year regardless of whether it receives any distributions from such PFICs. The Fund must nonetheless distribute such income to maintain its status as a RIC.

Class A [Member] | Covenant-Lite Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Covenant-Lite Loan Risk. Covenant-lite loans contain fewer requirements on the borrower and fewer protections for the lender. Covenant-lite loans may contain fewer maintenance covenants than traditional loans, or no maintenance covenants at all, and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may hinder the Fund’s ability to accurately reprice credit risk associated with the Target Securities (and their underlying borrowers) and reduce the Fund’s or an issuer’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on such investments is increased, especially during a downturn in the credit cycle. A significant portion of floating rate loans and CLOs may be or include “covenant-lite” loans.

Class A [Member] | Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. There is a risk that the borrowers under the Senior Secured Loans may not make scheduled interest and/or principal payments on their loans and/or debt securities, which may result in losses or reduced cash flow to the Fund, either or both of which may cause the NAV of, or the distributions by, the Fund to decrease. In addition, the credit quality of securities may be lowered if the underlying borrowers’ financial condition deteriorates. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Class A [Member] | Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayment Risk. Securities may be subject to prepayment risk because borrowers are typically able to prepay principal. Consequently, a security’s maturity may be longer or shorter than anticipated. When interest rates fall, obligations will be paid off more quickly than originally anticipated and the Fund may have to invest the prepaid proceeds in securities with lower yields. The yield realized on a security purchased at a premium will be lower than expected if prepayment occurs sooner than expected, as is often the case when interest rates fall. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, preventing the Fund from reinvesting at higher yields. The yield realized on a security purchased at a discount will be lower than expected if prepayment occurs later than expected, as is often the case when interest rates rise for investments in mortgage-backed securities (“MBS”), CLOs, or other commercial real estate loans (“CRE”). Lower-than-expected prepayment rates will expose investments in junior tranches of residential MBS to credit risks for longer periods of time.

Class A [Member] | SOFR Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SOFR Risk. The Fund invests in Target Securities that may have floating or variable rate calculations for payment obligations or financing terms based on the Secured Overnight Financing Rate (“SOFR”). SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume- weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate (“LIBOR”). LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three- month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Class A [Member] | Investment Sourcing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Sourcing Risk. The results of the Fund’s operations depend on several factors, including its ability to originate or acquire target investments. The Fund’s ability to originate or acquire target investments will depend on a variety of factors, including the availability of opportunities for the origination or acquisition of target investments and its ability to raise capital or obtain adequate short and long-term financing to fund such originations and acquisitions. In addition, competition for the Fund’s target investments may reduce the availability of such assets or lead to the price of such assets increasing, which may further limit the Fund’s ability to generate desired returns. The Fund can provide no assurance that the Sub-Advisor will be able to identify and make investments that are consistent with its investment objective.

Class A [Member] | Risks Related to Potential Conflicts of Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Potential Conflicts of Interest. The Advisor and Sub-Advisor will experience conflicts of interest in connection with the management of the Fund, including with respect to the allocation of their time and resources between the Fund and other investment activities; the allocation of investment opportunities by the Sub-Advisor; their compensation; services provided by the Advisor or Sub-Advisor to issuers in which the Fund invests; investments by the Fund in other clients of the Advisor or Sub-Advisor; and the formation of additional investment funds by the Advisor or Sub-Advisor. In addition, the Sub-Advisor’s investment professionals will, from time to time, acquire confidential or material, non-public information concerning an entity in which the Fund has invested, or propose to invest, and the possession of such information generally will limit their ability to buy or sell particular securities of such entity on behalf of the Fund, thereby limiting the investment opportunities or exit strategies available to the Fund.

Under the 1940 Act, the Fund is not permitted to engage in related party transactions with its affiliates or affiliates of such affiliates. As such, to address these risks, the Fund has implemented certain written policies and procedures to ensure the Fund will not enter into any agreement unless and until it is satisfied that doing so will not raise concerns under the 1940 Act, and address potential conflicts of interest. While Fund investments in CLOs sponsored or managed by Trinitas are permissible under Section 17 of the 1940 Act because the two firms are not controlled by, controlling or under common control with one another, the Fund and Sub-Advisor have adopted policies to monitor these relationships, any affiliation, and any actual potential conflict of interests. The Board will review these procedures on a periodic basis and the Fund will not enter into any agreement unless and until it is satisfied that doing so will not raise concerns under the 1940 Act. Other potential conflicts of interest with respect to the Fund, its Advisor, Sub-Advisor and Portfolio Managers are discussed under “Conflicts of Interest” below.

Class A [Member] | Defaulted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Defaulted Securities Risk. Loans in which the Fund invests, including Senior Secured Loans in which the Fund indirectly invests through investments in CLOs, may fall into default. Defaulted loans/securities provide less liquidity to the Fund than performing loans and, for extended periods of time, may have a limited or no secondary market. Defaulted loans/debt securities may have low recovery values and borrowers or issuers in default of their debt obligations may seek bankruptcy protection, which may hinder or delay resolution of the Fund’s collection efforts.

Class A [Member] | Below Investment Grade Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Below Investment Grade Risk. Lower-quality investments, known as “below investment grade” or “junk” are speculative and present a significant risk for loss of principal and interest. These investments offer the potential for higher return, but also involve greater risk than investments of higher quality, including an increased possibility that the investment’s issuer, obligor or guarantor may not be able to make its payments of interest and principal. If that happens, the value of the investment may decrease, the Fund’s NAV may decrease and its income may be reduced. An economic downturn or period of rising interest rates could adversely affect the market for these investments and reduce the Fund’s ability to sell its investments. The lack of a liquid market for these investments could decrease the Fund’s NAV. The Sub-Advisor’s assessment of an issuer’s credit quality may prove incorrect and the Fund could suffer losses.

Class A [Member] | Syndicated Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Syndicated Loan Risk. The market for syndicated loans may not be highly liquid and the Fund may have difficulty selling them. These investments primarily expose the Fund to the credit risk of the underlying borrower, but they also expose the Fund to certain risks associated with the loan agent. Syndicated loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. Certain syndicated loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

Class A [Member] | Issuer/Borrower Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer/Borrower Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the respective goods and services. In addition, the credit quality of securities may be lowered if a borrower’s financial condition deteriorates, which tends to increase the risk of default and decreases a note’s value. Further, compared to securities issued by large companies, notes issued by individuals or small entities are more likely to experience more significant changes in market values, be harder to sell and at prices that the Advisor believes appropriate, and offer greater potential for losses. Additionally, borrowers may seek bankruptcy protection which would delay resolution of security holder claims and may eliminate or materially reduce liquidity.

Class A [Member] | Correlation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Correlation Risk. Pursuant to the Fund’s investment objective, the Fund seeks to produce attractive, long-term risk-adjusted returns with low correlation to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. There is no guaranty that the Fund will succeed in achieving its investment objective or that the Fund will outperform the broader financial markets.

Class A [Member] | Liquidity Risk – Quarterly Repurchases [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk – Quarterly Repurchases. The Fund is a closed-end investment company structured as an “interval fund” and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

Class A [Member] | Liquidity Risk – Underlying Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk – Underlying Investments. The Fund’s investments, such as in Target Securities, are subject to liquidity risk. This liquidity risk exists because particular investments of the Fund may be difficult to sell, possibly preventing the Fund from selling them at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices, in order to satisfy its 5% quarterly repurchase obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, private investments derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Class A [Member] | Leveraging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leveraging Risk. The Fund is authorized to use leverage for investment purposes and to satisfy redemption requests. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, or borrowing money to satisfy Repurchase Offers will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments. The Fund’s may utilize reverse repurchase agreements. Reverse repurchase agreements subject the Fund to many of the same risks as the Fund’s use of leverage. In addition, there is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency, the Fund may be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities.

Class A [Member] | Repurchase Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Policy Risk. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Fund may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Repurchase of shares will tend to reduce the number of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, a repurchase of shares submitted by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the repurchase of shares within six months from the date of their purchase will not be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the repurchase of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such repurchase.

Class A [Member] | Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Policy Risk. The Fund’s distribution policy does not include a fixed annual rate of the Fund’s current net asset value per share. Distributions will be calculated daily and paid quarterly. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Class A [Member] | Minimal Capitalization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective or implement its investment strategies. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. If the Fund fails to achieve its estimated size and the Expense Limitation is not renewed, expenses will be higher than expected.

Class C [Member]
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	Class C
Maximum Sales Load (as a percent of offering price)	None
Maximum Early Withdrawal Charge (as a percent of original purchase price)[1]	1.00%
1.	Class C that have been held less than one year (365 days) from the purchase date will be subject to an early withdrawal charge of 1.00% of the original purchase price.

Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	1.00%	[6]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of average net assets attributable to shares)
Base Management Fee	1.37%
Incentive Fee[2]	0.99%
Other Expenses[3]	0.71%
Shareholder Servicing Expenses	0.25%
Distribution Fee[4]	0.75%
Remaining Other Expenses[3]	0.01%
Interest Payments on Borrowed funds[5]	0.53%
Total Annual Expenses	4.61%
Fee Waiver and Reimbursement[6]	(1.77%)
Total Annual Expenses (after fee waiver and reimbursement)[6]	2.84%
2.

The Fund anticipates that it may generate income in a manner sufficient to result in the payment of an Incentive Fee to the Advisor during certain periods. However, the Incentive Fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee the Fund pays to increase to the extent the Fund earns greater income through its investments. The Incentive Fee is calculated and payable quarterly in arrears in an amount equal to 12.50% of the Fund’s ‘‘pre-incentive fee net investment income’’ for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 1.875% per quarter, or an annualized hurdle rate of 7.50%, subject to a ‘‘catch-up’’ feature. The amount presented in this table has been restated to reflect the Incentive Fee the Advisor would have earned during the fiscal year ended September 30, 2025 under the now current incentive fee arrangement. See “Base Management Fee and Incentive Fee” on page 19.

3.	Other Expenses include acquired fund fees and expenses of 0.01%.
4.

Class C shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.75% of the average daily net assets attributable to Class C shares and is payable on a monthly basis. See “Plan of Distribution.”

5.	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of borrowings and variations in market interest rates.
6.

The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has contractually agreed to waive the base management fees and/or reimburse the Fund for ordinary operating expenses the Fund incurs but only to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of any incentive fee, taxes, interest, brokerage commissions, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs), to the extent that such expenses exceed 2.85% per annum of the Fund’s average daily net assets attributable to Class C shares (the “Expense Limitation”). For the avoidance of doubt, acquired fund fees and expenses are not operating costs and are therefore excluded from the Expense Limitation. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three years following the date the waiver or reimbursement occurred (provided the Advisor continues to serve as investment adviser to the Fund), if the Fund is able to make the repayment without exceeding the expense limitation then in effect or in effect at the time of the waiver and the repayment is approved by the Board. The Expense Limitation Agreement will remain in effect at least until January 31, 2027, unless and until the Board approves its modification or termination. After January 31, 2027, the Expense Limitation Agreement may be renewed at the Advisor’s and Board’s discretion. See “Management of the Fund.”

Management Fees [Percent]	1.37%
Interest Expenses on Borrowings [Percent]	0.53%	[7]
Distribution/Servicing Fees [Percent]	0.75%	[8]
Incentive Fees [Percent]	0.99%	[9]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%
Other Annual Expense 2 [Percent]	0.01%	[10]
Other Annual Expenses [Percent]	0.71%	[10]
Total Annual Expenses [Percent]	4.61%
Waivers and Reimbursements of Fees [Percent]	(1.77%)	[11]
Net Expense over Assets [Percent]	2.84%	[11]
Expense Example [Table Text Block]

Share Class	1 Year	3 Years	5 Years	10 Years
Class C Shares	$29[1]	$123	$218	$460

[1]	If the Early Withdrawal Charge were to apply, the hypothetical expense you would pay on a $1,000 investment in the Class C shares would be $39 for 1 Year.

Expense Example, Year 01	$ 29	[12]
Expense Example, Years 1 to 3	123
Expense Example, Years 1 to 5	218
Expense Example, Years 1 to 10	$ 460
Basis of Transaction Fees, Note [Text Block]	(as a percent of offering price)
Other Expenses, Note [Text Block]	Other Expenses include acquired fund fees and expenses of 0.01%.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies

The Fund’s primary investment objective is to generate high current income, while secondarily seeking attractive, long-term risk-adjusted returns with low correlation to the broader markets.

The Fund pursues its investment objective by investing, directly or indirectly, in senior secured loans (“Senior Secured Loans”). The Fund may purchase Senior Secured Loans directly in the primary or secondary market and will invest in them indirectly by purchasing various tranches, including senior, junior and equity tranches, of entities that own a diversified pool of Senior Secured Loans known as Collateralized Loan Obligations, or “CLOs”, (collectively with Senior Secured Loans, “Target Securities”). The Fund will generally focus its investment activities on U.S. dollar -denominated loans that (i) are broadly syndicated (i.e. with multiple institutional lenders) and made to U.S. companies, (ii) are senior in the credit structure with a priority claim on assets and cash flow of the underlying borrower, (iii) are primarily secured by first priority liens on assets of the underlying borrowers, (iv) are rated BB+ or below, known as “below investment grade” or “junk”, (v) are floating rate to provide some protection against rising interest rates, (vi) represent 40%-60%, at origination, of the enterprise value of the borrower, and (vii) in CLOs that own such loans and additionally (a) are diverse across issuers, industries and geographies, (b) have senior tranches with high credit ratings in order to maximize excess spread, (c) have attractive risk-adjusted spreads, and (d) are actively managed by experienced CLO collateral managers, including Trinitas or other advisers who may be associated with the Sub-Advisor. Securities which are “below investment grade” or “junk,” are predominantly speculative in nature.

In a typical CLO, the capital structure would include approximately 90% debt of which over 85% is generally investment grade, with the remainder comprising the junior most CLO securities, typically referred to as the CLO’s junior debt tranche and equity tranche. Interest and principal repayment cashflows derived from the pool of Senior Secured Loans are allocated sequentially first to cover the operational and administrative costs of the CLO, second to the debt service of the highest-ranking debt tranche, third to the debt service of the next highest-ranking debt tranche and so on until all obligations of the CLO have been met, with all residual proceeds generally allocated to the equity tranche. This sequential cashflow allocation is usually referred to as the “payment waterfall.” The most subordinated tranche of securities is therefore the most sensitive to defaults and realized losses in relation to the underlying assets, and the most senior tranche is the least sensitive to them. The Fund’s investment portfolio will have significant investments in the equity and junior debt tranches of CLOs.

The Investment Committee will formulate and implement a plan to construct and manage the Fund’s portfolio in accordance with its investment objective and strategies.

The Advisor expects that the Fund’s shareholders may realize the following potential benefits:

●

Access to Attractive Risk-Adjusted Returns from Institutional Private Credit Investments – The Fund will provide investors with exposure to private credit investments that are typically intended for large, institutional investors due to the large minimum investment size, which would limit the ability of individual, non-institutional investors to participate in such investments. The Fund invests in institutional private credit investments that offer what the Advisor and Sub-Advisor believe to be attractive risk-adjusted returns, with some downside protection provided by the senior secured nature of the underlying loans in which the Fund will invest either directly or indirectly. Senior secured loans generally have a first lien security interest in the assets of the underlying borrower, and have or share the most senior position in the borrower’s capital structure, meaning the holders of such loans will be paid before certain other creditors of the borrower and before all common equity holders in the event of a default, creating an “equity cushion” for such holders.

●

Access to Relationship-Based Deal Flow – The Fund will have access to the Sub-Advisor substantial direct, long-standing relationships across market participants, including major U.S.-based CLO collateral managers and banks that originate and trade Target Securities, to identify investment opportunities. This comprehensive access to sourcing may offer strategic benefits, including a more efficient investment of Fund assets and the potential to identify investment opportunities before they are broadly marketed, enhancing the Fund’s ability to deliver attractive yields to investors.

●

Substantial Platform and Resources with Seasoned Investment Professionals – The Fund will have access to the wider resources of the Advisor and the Sub-Advisor, respectively, including the Sub-Advisor’s established leveraged finance platform and proprietary quantitative approach to provide established underwriting and structuring capabilities to execute its investment strategy. We believe these personnel possess market knowledge, experience and industry relationships that enable them to identify potentially attractive investment opportunities in Target Securities and effectively manage the Fund’s portfolio.

Fund’s Target Investment Portfolio

The Advisor and Sub-Advisor intend to execute the Fund’s investment strategy primarily by investing directly or indirectly in Senior Secured Loans or CLOs.

●

Senior Secured Loans: Senior Secured Loans are floating rate credit instruments structured primarily with first-priority liens on the assets of the borrower, including, but not limited to cash, receivables, inventory and PP&E, that serve as collateral in support of the repayment of such debt. Senior Secured Loans are predominately used to fund a company’s growth, financing their business, M&A-related transactions or capital expenditures. Senior Secured Loans typically have the highest priority in receiving payments, ahead of both bondholders and preferred stockholders.

●

Collateralized Loan Obligations: Structurally, CLOs are actively managed special purpose vehicles that are formed to manage a portfolio of Senior Secured Loans. The loans within a CLO are predominately limited to Senior Secured Loans which meet specified credit and diversity criteria and are subject to concentration limitations in order to create an investment portfolio that is strategically diversified across different loans, borrowers, and industries, with limitations on non-U.S. borrowers. The Fund will seek to target CLOs comprised of broadly syndicated Senior Secured Loans made to large corporate borrowers, with loan sizes typically exceeding $500 million, which we believe are generally more liquid compared to loans to smaller middle-market borrowers. The Fund will invest in new issue transactions in the primary market and transactions in the secondary market.

Investment Process

The Sub-Advisor assists the Advisor by providing ongoing research, recommendations and selecting investments for the Fund’s portfolio. The Sub-Advisor seeks to create an investment portfolio that generates current income while secondarily seeking attractive, long-term risk-adjusted returns, with low correlation to the broader markets, through a disciplined and rigorous investment analysis and due diligence process.

Proactive Sourcing and Identification Investment Opportunities. The Fund will utilize the Sub-Advisor’s leveraged finance platform and industry relationships to source investment opportunities. The Sub-Advisor has direct contact with and access to major U.S.-based banks and CLO collateral managers that originate and trade Senior Secured Loans and CLO interests.

Disciplined and Rigorous Investment Analysis and Due Diligence Process. The Sub-Advisor utilizes an integrated approach when investing in structured credit, enabling cross-collaboration between its senior secured loan team and its CLO investment team. This collaborative framework, which employs both “top-down” and “bottom-up” analyses, provides enhanced visibility into the Target Securities. The top-down analysis involves a macro analysis of relative asset valuations, long-term industry trends, business cycles, interest rate expectations, credit fundamentals, and technical factors to target specific industry sectors and asset classes in which to invest. The bottom-up analysis includes a rigorous analysis of the credit fundamentals and capital structure of each potential investment and a determination of relative value compared to alternative investments. Potential investments will be analyzed through a thorough review of the fundamentals of the economy in general and then the particular industry and the strengths and weaknesses of each individual credit. Under this approach, the credit performance of each asset will typically be subjected to stress tests to maximize the selection of investments with favorable risk adjusted returns.

The Sub-Advisor follows a defined proprietary investment process based on a comprehensive analysis of company creditworthiness when determining whether to invest in Target Securities, generally including a quantitative and qualitative assessment of a company’s business, an evaluation of management performance, an analysis of business strategy, regulatory and legal considerations, an analysis of a company’s environmental, social and governance standards, industry trends and an examination of capital structure, financial results and projections. The due diligence process typically includes: (i) an assessment of the outlook for the industry based on discussions with industry participants, industry analysts, suppliers to and customers of the industry, and relevant trade group representatives; (ii) discussions with company management as to the business outlook, competitive position within the industry, and flexibility of capital structure relative to business objectives; (iii) an analysis of fundamental asset values and enterprise value of the company (based on valuation comparisons to other industry participants) to assess the degree to which the investment under consideration has above average downside protection; (iv) a review of the company’s core competencies and competitive advantages and formation of a judgment as to the sustainability of each; (v) preparation of historical and projected financial statements to assess the company’s liquidity, fundamental creditworthiness, and prospects for future value creation; (vi) a review of any tax, legal, or regulatory contingencies that could negatively impact the company’s value or ability to continue as a going concern; and (vii) a thorough review of the company’s capitalization, its financial flexibility and debt amortization requirements, including an analysis of the terms and covenants of each of the company’s outstanding debt and equity securities. The Sub-Advisor will utilize this same analysis to determine attractive CLO investments.

Utilizing Relationships to Negotiate Enhanced Economics and Protections. The Sub-Advisor will utilize its structuring expertise and knowledge of underlying loans in efforts to source and acquire investments with what the Sub-Advisor believes to be attractive anticipated returns and terms. The Sub-Advisor will generally seek to use a proactive approach to achieve favorable transaction terms to enhance returns such as management fee rebates, bank arrangement fee concessions or other forms of economic enhancement, and certain protective rights to mitigate risks such as favorable voting rights with respect to early redemptions, refinancing terms, additional issuances, certain portfolio investment features and amendments to the governing documents.

Portfolio Construction. Portfolio construction will target investments with attractive risk-adjusted returns, with a focus on investments that are diverse across a number of key criteria, including the number of borrowers and industry types and the investment style of CLO collateral managers as appropriate. As there may be overlap across Target Securities, the Sub-Advisor will typically perform portfolio look-through analyses to ensure investments are diverse across borrowers, industries, sectors, geographies and end-markets.

Risk Management. The Sub-Advisor will have the lead role performing ongoing portfolio and asset level risk management, including ongoing monitoring of the underlying collateral performance to assess potential risks, forecasting and measuring financial and operational results, performing collateral analyses and taking strategic actions when required to optimize the risk-return profile of the Fund’s portfolio. The Sub-Advisor continually reviews macro events/forces which may have a material impact on specific industries to overlay as part of the credit review process or prompt the review of existing investments within any affected industries. An extensive top-down analysis is performed to analyze the risks of the industry in which a potential borrower operates prior to making any new investments. The Sub-Advisor utilizes its proprietary risk analysis system to generate a quantitative credit score of each loan as well as a base-case and downside-case scenario. Each loan is monitored throughout its life and the proprietary credit score is updated during the life of the loan.

Additional Information Regarding Investment Strategy

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Advisor and Sub-Advisor may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective. The Sub-Advisor may invest the Fund’s cash balances in any investments it deems appropriate. The Sub-Advisor expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Investment Committee, the Sub-Advisor and the Fund’s portfolio managers are subjective.

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year. It is not anticipated that the Fund’s portfolio turnover rate would exceed 100% under normal market conditions. The Fund’s portfolio turnover rate will not be a limiting factor with regard to when the Advisor deems portfolio changes appropriate. Although the Fund generally does not intend to trade for high-frequency short-term profits, securities may be sold without regard to the length of time held when, in the opinion of the Advisor and Sub-Advisor, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher brokerage or placement agent commissions and may generate short-term capital gains taxable as ordinary income. See “Tax Status” in the Fund’s SAI.

There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income. See “U.S. Federal Income Tax Matters.”

Investment Policies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in Target Securities. The Fund may utilize borrowings for investment purposes (i.e., leverage) or in order to satisfy repurchase requests. The Fund’s 80% investment policy may be changed upon 60 days’ advance notice to shareholders. The Fund’s SAI contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading “Investment Objective, Strategies and Policies.”

Risk Factors [Table Text Block]

RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the value of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund, you should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.

Market Risk. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the Target Securities and other assets held by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably, which will subject shareholders to risk. In addition, the Fund is subject to the risk that geopolitical and other similar events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets.

The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The foregoing could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund and its service providers, adversely affect the performance, value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Management Risk. The net asset value of the Fund changes daily based on the performance of its investments. The Fund’s investment strategy, allocations, and Advisor and Sub-Advisors’ judgments about the attractiveness, value and potential appreciation of a specific holding may prove to be incorrect, may not produce the desired results and may result in losses to the Fund and its shareholders. The Advisor and Sub-Advisor may receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay incentive compensation for a fiscal quarter even if there is a decline in the value of the portfolio or if the Fund incurs a net loss for that quarter. The incentive fee payable by the Fund may create an incentive for the Advisor or Sub-Advisor make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee payable to the Advisor and Sub-Advisor is determined may encourage the use leverage to increase the return on the Fund’s investments. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns. In addition, the Fund’s pre-incentive fee net investment income includes any interest income that has been accrued but not yet received in cash. This fee structure may encourage the Sub-Advisor or Advisor to favor investments that provide for deferred interest, rather than current cash payments of interest, including in circumstances where it would not have done so but for the opportunity to continue to earn the incentive fee. This risk could be increased because the Advisor and Sub-Advisor are not obligated to reimburse the Fund for any incentive fees received even if the Fund subsequently incurs losses or never receives in case the deferred income that was previously accrued.

Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Debt Securities and Interest Rate Risks. Because the Fund invests primarily in debt-anchored instruments and securities, the value of your investment in the Fund may fluctuate with changes in interest rates. Typically, a rise in market interest rates will cause a decline in the value of fixed rate or other debt instruments. Recently, interest rates have risen sharply after maintaining historically low levels for a significant period of time. If market interest rates increase, there is a significant risk that the value of the Fund’s investment in fixed rate debt securities may fall. Although the Fund intends to significantly mitigate its interest rate risk by investing in floating-rate instruments, the Fund cannot assure it will be able to completely mitigate such risk. Related risks include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Senior Secured Debt Risk. Senior secured debt typically will be secured by liens on the assets and/or cash flows of the borrower and holds the most senior position in its capital structure. Senior secured debt in most circumstances is initially fully collateralized by the borrower’s assets and thus is repaid before unsecured debt and equity. Substantial increases in interest rates, however, may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements, or as a result of the impact on general business conditions caused by higher interest rates, and there can be no guaranty that secured senior debt, even if fully collateralized at origination, will be fully repaid after an event of default or if collateral values have fallen. The value of the Fund’s assets may also be affected by other uncertainties such as economic developments affecting the market for senior secured term loans or uncertainties affecting borrowers generally. Also, the security for the Fund’s senior secured debt investments may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated.

Collateralized Loan Obligation (CLO) Risk. In addition to the general risks associated with investments in debt instruments and securities discussed herein, CLOs carry additional risks, including but not limited to (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund’s investments in CLOs are subordinate to other classes or tranches thereof; and (iv) the complex structure of the CLO investment may not be fully understood at the time of investment and may produce disputes with the issuer, holders of senior tranches or other unexpected investment results.

In addition, CLOs and other structured products are often governed by a complex series of legal documents and contracts, which define the class or tranche of each investment, and may also increase the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments. In a typical CLO, the capital structure would include approximately 90% debt, of which over 85% is generally investment grade, with the remainder comprising the junior most CLO securities, typically referred to as the CLO’s junior debt tranche and equity tranche. The Fund may acquire CLO investments that include such equity and junior debt securities, which are subordinate to more senior tranches of the CLO. Such CLO equity and junior debt securities are therefore subject to increased risk of default relative to the holders of more senior tranches of the CLO. The Fund’s investment in equity tranches of CLO securities will be in the first loss position and junior debt tranches typically will be subordinate to more senior positions with respect to realized losses on the assets of the CLOs in which it is invested. The Fund may recognize “phantom” taxable income (due to allocations of profits or cancellation of debt, which results in recognition of taxable income regardless of whether a corresponding amount of cash is actually received) from its investments in these subordinated tranches of CLOs and structured notes.

In connection with a primary issuance of a CLO, the structure of the CLO allows the CLO manager to purchase additional collateral (loans) for the CLO after the closing date of the Fund’s investment (the “Warehouse Period”). During the Warehouse Period, the price and availability of additional collateral may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire additional collateral that will satisfy specified concentration limitations and allow the CLO to reach the initial par amount of collateral prior to its effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions of the CLO on equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment, resulting in a loss.

Generally, there may be less information available to the Fund regarding the underlying debt investments held by CLOs than if the Fund had invested directly in the debt of the underlying companies. As a result, the Sub-Advisor will not know the details of the underlying securities of the CLOs in which the Fund will invest. Investing in Senior Secured Loans involves the possibility of the Fund’s investments being subject to potential losses arising from material misrepresentation or omission on the part of borrowers whose Senior Secured Loans the Fund holds. Such inaccuracy or incompleteness may adversely affect the valuation of the Fund investments or may adversely affect the ability of the relevant investment to perfect or effectuate a lien on the collateral securing the loan. The CLOs in which the Fund will invest will rely upon the accuracy and completeness of representations made by the underlying borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness.

The Fund will have limited control of the administration and amendment of Senior Secured Loans owned by the CLOs in which the invests. The Fund will not be able to directly enforce any rights and remedies in the event of a default of a Senior Secured Loan held by a CLO vehicle. In addition, the terms and conditions of the Senior Secured Loans underlying our investments in the equity and junior debt tranches of CLOs may be amended, modified or waived only by the agreement of the underlying lenders. Consequently, the terms and conditions of the payment obligations arising from Senior Secured Loans could be modified, amended or waived in a manner contrary to the Sub-Advisor’s preferences. In addition, the Fund will not be responsible for and will have no influence over the asset management of the portfolios underlying the CLO investments the Fund holds where those portfolios are managed by third-party CLO collateral managers. As a result, the values of the portfolios underlying our CLO investments could decrease as a result of decisions made by third party CLO collateral managers.

Legislation commonly referred to as the “Foreign Account Tax Compliance Act,” or FATCA, imposes a withholding tax of 30% on payments of U.S. source interest and distributions, and gross proceeds from the disposition of an instrument that produces U.S. source interest or distributions paid after December 31, 2018, to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLO vehicles in which the Fund invests will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO vehicle in which we invest fails to properly comply with these reporting requirements, it could reduce the amounts available to distribute to equity and junior debt holders in such CLO vehicle, which could materially and adversely affect the Fund.

The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in the CLO’s payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the holders of the junior debt tranche and the equity tranche would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, in connection with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could adversely affect the Fund’s operating results and cash flows.

The Fund’s CLO investments are exposed to leveraged credit risk. If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CLO, primarily due to defaults under the Senior Secured Loans in which the CLO has invested, then cash flow that otherwise would have been available to pay distributions to the Fund on its CLO investments may instead be used to redeem senior tranches or to purchase additional collateral for all tranches, until the ratios again exceed the minimum required levels or any the senior tranches of CLO debt are repaid in full. The Fund’s investments CLOs or Senior Secured Loans may prepay more quickly than expected, which could have an adverse impact on the Fund’s net assets and/or returns.

The CLOs in which the Fund invests may constitute PFICs. If the Fund acquires shares in a PFIC (including in CLOs that are PFICs), the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions, but such elections (if available) will generally require the Fund to recognize its share of the PFICs income for each year regardless of whether it receives any distributions from such PFICs. The Fund must nonetheless distribute such income to maintain its status as a RIC.

Covenant-Lite Loan Risk. Covenant-lite loans contain fewer requirements on the borrower and fewer protections for the lender. Covenant-lite loans may contain fewer maintenance covenants than traditional loans, or no maintenance covenants at all, and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may hinder the Fund’s ability to accurately reprice credit risk associated with the Target Securities (and their underlying borrowers) and reduce the Fund’s or an issuer’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on such investments is increased, especially during a downturn in the credit cycle. A significant portion of floating rate loans and CLOs may be or include “covenant-lite” loans.

Credit Risk. There is a risk that the borrowers under the Senior Secured Loans may not make scheduled interest and/or principal payments on their loans and/or debt securities, which may result in losses or reduced cash flow to the Fund, either or both of which may cause the NAV of, or the distributions by, the Fund to decrease. In addition, the credit quality of securities may be lowered if the underlying borrowers’ financial condition deteriorates. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Prepayment Risk. Securities may be subject to prepayment risk because borrowers are typically able to prepay principal. Consequently, a security’s maturity may be longer or shorter than anticipated. When interest rates fall, obligations will be paid off more quickly than originally anticipated and the Fund may have to invest the prepaid proceeds in securities with lower yields. The yield realized on a security purchased at a premium will be lower than expected if prepayment occurs sooner than expected, as is often the case when interest rates fall. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, preventing the Fund from reinvesting at higher yields. The yield realized on a security purchased at a discount will be lower than expected if prepayment occurs later than expected, as is often the case when interest rates rise for investments in mortgage-backed securities (“MBS”), CLOs, or other commercial real estate loans (“CRE”). Lower-than-expected prepayment rates will expose investments in junior tranches of residential MBS to credit risks for longer periods of time.

SOFR Risk. The Fund invests in Target Securities that may have floating or variable rate calculations for payment obligations or financing terms based on the Secured Overnight Financing Rate (“SOFR”). SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume- weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate (“LIBOR”). LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three- month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Investment Sourcing Risk. The results of the Fund’s operations depend on several factors, including its ability to originate or acquire target investments. The Fund’s ability to originate or acquire target investments will depend on a variety of factors, including the availability of opportunities for the origination or acquisition of target investments and its ability to raise capital or obtain adequate short and long-term financing to fund such originations and acquisitions. In addition, competition for the Fund’s target investments may reduce the availability of such assets or lead to the price of such assets increasing, which may further limit the Fund’s ability to generate desired returns. The Fund can provide no assurance that the Sub-Advisor will be able to identify and make investments that are consistent with its investment objective.

Risks Related to Potential Conflicts of Interest. The Advisor and Sub-Advisor will experience conflicts of interest in connection with the management of the Fund, including with respect to the allocation of their time and resources between the Fund and other investment activities; the allocation of investment opportunities by the Sub-Advisor; their compensation; services provided by the Advisor or Sub-Advisor to issuers in which the Fund invests; investments by the Fund in other clients of the Advisor or Sub-Advisor; and the formation of additional investment funds by the Advisor or Sub-Advisor. In addition, the Sub-Advisor’s investment professionals will, from time to time, acquire confidential or material, non-public information concerning an entity in which the Fund has invested, or propose to invest, and the possession of such information generally will limit their ability to buy or sell particular securities of such entity on behalf of the Fund, thereby limiting the investment opportunities or exit strategies available to the Fund.

Under the 1940 Act, the Fund is not permitted to engage in related party transactions with its affiliates or affiliates of such affiliates. As such, to address these risks, the Fund has implemented certain written policies and procedures to ensure the Fund will not enter into any agreement unless and until it is satisfied that doing so will not raise concerns under the 1940 Act, and address potential conflicts of interest. While Fund investments in CLOs sponsored or managed by Trinitas are permissible under Section 17 of the 1940 Act because the two firms are not controlled by, controlling or under common control with one another, the Fund and Sub-Advisor have adopted policies to monitor these relationships, any affiliation, and any actual potential conflict of interests. The Board will review these procedures on a periodic basis and the Fund will not enter into any agreement unless and until it is satisfied that doing so will not raise concerns under the 1940 Act. Other potential conflicts of interest with respect to the Fund, its Advisor, Sub-Advisor and Portfolio Managers are discussed under “Conflicts of Interest” below.

Defaulted Securities Risk. Loans in which the Fund invests, including Senior Secured Loans in which the Fund indirectly invests through investments in CLOs, may fall into default. Defaulted loans/securities provide less liquidity to the Fund than performing loans and, for extended periods of time, may have a limited or no secondary market. Defaulted loans/debt securities may have low recovery values and borrowers or issuers in default of their debt obligations may seek bankruptcy protection, which may hinder or delay resolution of the Fund’s collection efforts.

Below Investment Grade Risk. Lower-quality investments, known as “below investment grade” or “junk” are speculative and present a significant risk for loss of principal and interest. These investments offer the potential for higher return, but also involve greater risk than investments of higher quality, including an increased possibility that the investment’s issuer, obligor or guarantor may not be able to make its payments of interest and principal. If that happens, the value of the investment may decrease, the Fund’s NAV may decrease and its income may be reduced. An economic downturn or period of rising interest rates could adversely affect the market for these investments and reduce the Fund’s ability to sell its investments. The lack of a liquid market for these investments could decrease the Fund’s NAV. The Sub-Advisor’s assessment of an issuer’s credit quality may prove incorrect and the Fund could suffer losses.

Syndicated Loan Risk. The market for syndicated loans may not be highly liquid and the Fund may have difficulty selling them. These investments primarily expose the Fund to the credit risk of the underlying borrower, but they also expose the Fund to certain risks associated with the loan agent. Syndicated loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. Certain syndicated loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

Issuer/Borrower Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the respective goods and services. In addition, the credit quality of securities may be lowered if a borrower’s financial condition deteriorates, which tends to increase the risk of default and decreases a note’s value. Further, compared to securities issued by large companies, notes issued by individuals or small entities are more likely to experience more significant changes in market values, be harder to sell and at prices that the Advisor believes appropriate, and offer greater potential for losses. Additionally, borrowers may seek bankruptcy protection which would delay resolution of security holder claims and may eliminate or materially reduce liquidity.

Correlation Risk. Pursuant to the Fund’s investment objective, the Fund seeks to produce attractive, long-term risk-adjusted returns with low correlation to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. There is no guaranty that the Fund will succeed in achieving its investment objective or that the Fund will outperform the broader financial markets.

Liquidity Risk – Quarterly Repurchases. The Fund is a closed-end investment company structured as an “interval fund” and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

Liquidity Risk – Underlying Investments. The Fund’s investments, such as in Target Securities, are subject to liquidity risk. This liquidity risk exists because particular investments of the Fund may be difficult to sell, possibly preventing the Fund from selling them at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices, in order to satisfy its 5% quarterly repurchase obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, private investments derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Leveraging Risk. The Fund is authorized to use leverage for investment purposes and to satisfy redemption requests. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, or borrowing money to satisfy Repurchase Offers will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments. The Fund’s may utilize reverse repurchase agreements. Reverse repurchase agreements subject the Fund to many of the same risks as the Fund’s use of leverage. In addition, there is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency, the Fund may be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities.

Repurchase Policy Risk. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Fund may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Repurchase of shares will tend to reduce the number of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, a repurchase of shares submitted by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the repurchase of shares within six months from the date of their purchase will not be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the repurchase of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such repurchase.

Distribution Policy Risk. The Fund’s distribution policy does not include a fixed annual rate of the Fund’s current net asset value per share. Distributions will be calculated daily and paid quarterly. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective or implement its investment strategies. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. If the Fund fails to achieve its estimated size and the Expense Limitation is not renewed, expenses will be higher than expected.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

The following table shows the amounts of Fund Shares that have been authorized and are outstanding as of December 31, 2025, of which, none were owned by the Fund:

Title of Class	Amount Authorized	Amount Outstanding
Class A	Unlimited*	1,905,498.76
Class C	Unlimited*	750,903.66
Class F	Unlimited*	2,390,360.97
Class I	Unlimited*	3,189,298.59

*	The Fund has registered an unlimited number of shares in this offering.

Outstanding Security, Title [Text Block]	Class C
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	750,903.66
Class C [Member] | Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the Target Securities and other assets held by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably, which will subject shareholders to risk. In addition, the Fund is subject to the risk that geopolitical and other similar events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets.

The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The foregoing could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund and its service providers, adversely affect the performance, value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Class C [Member] | Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The net asset value of the Fund changes daily based on the performance of its investments. The Fund’s investment strategy, allocations, and Advisor and Sub-Advisors’ judgments about the attractiveness, value and potential appreciation of a specific holding may prove to be incorrect, may not produce the desired results and may result in losses to the Fund and its shareholders. The Advisor and Sub-Advisor may receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay incentive compensation for a fiscal quarter even if there is a decline in the value of the portfolio or if the Fund incurs a net loss for that quarter. The incentive fee payable by the Fund may create an incentive for the Advisor or Sub-Advisor make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee payable to the Advisor and Sub-Advisor is determined may encourage the use leverage to increase the return on the Fund’s investments. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns. In addition, the Fund’s pre-incentive fee net investment income includes any interest income that has been accrued but not yet received in cash. This fee structure may encourage the Sub-Advisor or Advisor to favor investments that provide for deferred interest, rather than current cash payments of interest, including in circumstances where it would not have done so but for the opportunity to continue to earn the incentive fee. This risk could be increased because the Advisor and Sub-Advisor are not obligated to reimburse the Fund for any incentive fees received even if the Fund subsequently incurs losses or never receives in case the deferred income that was previously accrued.

Class C [Member] | Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Class C [Member] | Debt Securities and Interest Rate Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Securities and Interest Rate Risks. Because the Fund invests primarily in debt-anchored instruments and securities, the value of your investment in the Fund may fluctuate with changes in interest rates. Typically, a rise in market interest rates will cause a decline in the value of fixed rate or other debt instruments. Recently, interest rates have risen sharply after maintaining historically low levels for a significant period of time. If market interest rates increase, there is a significant risk that the value of the Fund’s investment in fixed rate debt securities may fall. Although the Fund intends to significantly mitigate its interest rate risk by investing in floating-rate instruments, the Fund cannot assure it will be able to completely mitigate such risk. Related risks include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Class C [Member] | Senior Secured Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Senior Secured Debt Risk. Senior secured debt typically will be secured by liens on the assets and/or cash flows of the borrower and holds the most senior position in its capital structure. Senior secured debt in most circumstances is initially fully collateralized by the borrower’s assets and thus is repaid before unsecured debt and equity. Substantial increases in interest rates, however, may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements, or as a result of the impact on general business conditions caused by higher interest rates, and there can be no guaranty that secured senior debt, even if fully collateralized at origination, will be fully repaid after an event of default or if collateral values have fallen. The value of the Fund’s assets may also be affected by other uncertainties such as economic developments affecting the market for senior secured term loans or uncertainties affecting borrowers generally. Also, the security for the Fund’s senior secured debt investments may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated.

Class C [Member] | Collateralized Loan Obligation (CLO) Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Collateralized Loan Obligation (CLO) Risk. In addition to the general risks associated with investments in debt instruments and securities discussed herein, CLOs carry additional risks, including but not limited to (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund’s investments in CLOs are subordinate to other classes or tranches thereof; and (iv) the complex structure of the CLO investment may not be fully understood at the time of investment and may produce disputes with the issuer, holders of senior tranches or other unexpected investment results.

In addition, CLOs and other structured products are often governed by a complex series of legal documents and contracts, which define the class or tranche of each investment, and may also increase the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments. In a typical CLO, the capital structure would include approximately 90% debt, of which over 85% is generally investment grade, with the remainder comprising the junior most CLO securities, typically referred to as the CLO’s junior debt tranche and equity tranche. The Fund may acquire CLO investments that include such equity and junior debt securities, which are subordinate to more senior tranches of the CLO. Such CLO equity and junior debt securities are therefore subject to increased risk of default relative to the holders of more senior tranches of the CLO. The Fund’s investment in equity tranches of CLO securities will be in the first loss position and junior debt tranches typically will be subordinate to more senior positions with respect to realized losses on the assets of the CLOs in which it is invested. The Fund may recognize “phantom” taxable income (due to allocations of profits or cancellation of debt, which results in recognition of taxable income regardless of whether a corresponding amount of cash is actually received) from its investments in these subordinated tranches of CLOs and structured notes.

In connection with a primary issuance of a CLO, the structure of the CLO allows the CLO manager to purchase additional collateral (loans) for the CLO after the closing date of the Fund’s investment (the “Warehouse Period”). During the Warehouse Period, the price and availability of additional collateral may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire additional collateral that will satisfy specified concentration limitations and allow the CLO to reach the initial par amount of collateral prior to its effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions of the CLO on equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment, resulting in a loss.

Generally, there may be less information available to the Fund regarding the underlying debt investments held by CLOs than if the Fund had invested directly in the debt of the underlying companies. As a result, the Sub-Advisor will not know the details of the underlying securities of the CLOs in which the Fund will invest. Investing in Senior Secured Loans involves the possibility of the Fund’s investments being subject to potential losses arising from material misrepresentation or omission on the part of borrowers whose Senior Secured Loans the Fund holds. Such inaccuracy or incompleteness may adversely affect the valuation of the Fund investments or may adversely affect the ability of the relevant investment to perfect or effectuate a lien on the collateral securing the loan. The CLOs in which the Fund will invest will rely upon the accuracy and completeness of representations made by the underlying borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness.

The Fund will have limited control of the administration and amendment of Senior Secured Loans owned by the CLOs in which the invests. The Fund will not be able to directly enforce any rights and remedies in the event of a default of a Senior Secured Loan held by a CLO vehicle. In addition, the terms and conditions of the Senior Secured Loans underlying our investments in the equity and junior debt tranches of CLOs may be amended, modified or waived only by the agreement of the underlying lenders. Consequently, the terms and conditions of the payment obligations arising from Senior Secured Loans could be modified, amended or waived in a manner contrary to the Sub-Advisor’s preferences. In addition, the Fund will not be responsible for and will have no influence over the asset management of the portfolios underlying the CLO investments the Fund holds where those portfolios are managed by third-party CLO collateral managers. As a result, the values of the portfolios underlying our CLO investments could decrease as a result of decisions made by third party CLO collateral managers.

Legislation commonly referred to as the “Foreign Account Tax Compliance Act,” or FATCA, imposes a withholding tax of 30% on payments of U.S. source interest and distributions, and gross proceeds from the disposition of an instrument that produces U.S. source interest or distributions paid after December 31, 2018, to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLO vehicles in which the Fund invests will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO vehicle in which we invest fails to properly comply with these reporting requirements, it could reduce the amounts available to distribute to equity and junior debt holders in such CLO vehicle, which could materially and adversely affect the Fund.

The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in the CLO’s payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the holders of the junior debt tranche and the equity tranche would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, in connection with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could adversely affect the Fund’s operating results and cash flows.

The Fund’s CLO investments are exposed to leveraged credit risk. If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CLO, primarily due to defaults under the Senior Secured Loans in which the CLO has invested, then cash flow that otherwise would have been available to pay distributions to the Fund on its CLO investments may instead be used to redeem senior tranches or to purchase additional collateral for all tranches, until the ratios again exceed the minimum required levels or any the senior tranches of CLO debt are repaid in full. The Fund’s investments CLOs or Senior Secured Loans may prepay more quickly than expected, which could have an adverse impact on the Fund’s net assets and/or returns.

The CLOs in which the Fund invests may constitute PFICs. If the Fund acquires shares in a PFIC (including in CLOs that are PFICs), the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions, but such elections (if available) will generally require the Fund to recognize its share of the PFICs income for each year regardless of whether it receives any distributions from such PFICs. The Fund must nonetheless distribute such income to maintain its status as a RIC.

Class C [Member] | Covenant-Lite Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Covenant-Lite Loan Risk. Covenant-lite loans contain fewer requirements on the borrower and fewer protections for the lender. Covenant-lite loans may contain fewer maintenance covenants than traditional loans, or no maintenance covenants at all, and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may hinder the Fund’s ability to accurately reprice credit risk associated with the Target Securities (and their underlying borrowers) and reduce the Fund’s or an issuer’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on such investments is increased, especially during a downturn in the credit cycle. A significant portion of floating rate loans and CLOs may be or include “covenant-lite” loans.

Class C [Member] | Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. There is a risk that the borrowers under the Senior Secured Loans may not make scheduled interest and/or principal payments on their loans and/or debt securities, which may result in losses or reduced cash flow to the Fund, either or both of which may cause the NAV of, or the distributions by, the Fund to decrease. In addition, the credit quality of securities may be lowered if the underlying borrowers’ financial condition deteriorates. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Class C [Member] | Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayment Risk. Securities may be subject to prepayment risk because borrowers are typically able to prepay principal. Consequently, a security’s maturity may be longer or shorter than anticipated. When interest rates fall, obligations will be paid off more quickly than originally anticipated and the Fund may have to invest the prepaid proceeds in securities with lower yields. The yield realized on a security purchased at a premium will be lower than expected if prepayment occurs sooner than expected, as is often the case when interest rates fall. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, preventing the Fund from reinvesting at higher yields. The yield realized on a security purchased at a discount will be lower than expected if prepayment occurs later than expected, as is often the case when interest rates rise for investments in mortgage-backed securities (“MBS”), CLOs, or other commercial real estate loans (“CRE”). Lower-than-expected prepayment rates will expose investments in junior tranches of residential MBS to credit risks for longer periods of time.

Class C [Member] | SOFR Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SOFR Risk. The Fund invests in Target Securities that may have floating or variable rate calculations for payment obligations or financing terms based on the Secured Overnight Financing Rate (“SOFR”). SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume- weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate (“LIBOR”). LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three- month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Class C [Member] | Investment Sourcing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Sourcing Risk. The results of the Fund’s operations depend on several factors, including its ability to originate or acquire target investments. The Fund’s ability to originate or acquire target investments will depend on a variety of factors, including the availability of opportunities for the origination or acquisition of target investments and its ability to raise capital or obtain adequate short and long-term financing to fund such originations and acquisitions. In addition, competition for the Fund’s target investments may reduce the availability of such assets or lead to the price of such assets increasing, which may further limit the Fund’s ability to generate desired returns. The Fund can provide no assurance that the Sub-Advisor will be able to identify and make investments that are consistent with its investment objective.

Class C [Member] | Risks Related to Potential Conflicts of Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Potential Conflicts of Interest. The Advisor and Sub-Advisor will experience conflicts of interest in connection with the management of the Fund, including with respect to the allocation of their time and resources between the Fund and other investment activities; the allocation of investment opportunities by the Sub-Advisor; their compensation; services provided by the Advisor or Sub-Advisor to issuers in which the Fund invests; investments by the Fund in other clients of the Advisor or Sub-Advisor; and the formation of additional investment funds by the Advisor or Sub-Advisor. In addition, the Sub-Advisor’s investment professionals will, from time to time, acquire confidential or material, non-public information concerning an entity in which the Fund has invested, or propose to invest, and the possession of such information generally will limit their ability to buy or sell particular securities of such entity on behalf of the Fund, thereby limiting the investment opportunities or exit strategies available to the Fund.

Under the 1940 Act, the Fund is not permitted to engage in related party transactions with its affiliates or affiliates of such affiliates. As such, to address these risks, the Fund has implemented certain written policies and procedures to ensure the Fund will not enter into any agreement unless and until it is satisfied that doing so will not raise concerns under the 1940 Act, and address potential conflicts of interest. While Fund investments in CLOs sponsored or managed by Trinitas are permissible under Section 17 of the 1940 Act because the two firms are not controlled by, controlling or under common control with one another, the Fund and Sub-Advisor have adopted policies to monitor these relationships, any affiliation, and any actual potential conflict of interests. The Board will review these procedures on a periodic basis and the Fund will not enter into any agreement unless and until it is satisfied that doing so will not raise concerns under the 1940 Act. Other potential conflicts of interest with respect to the Fund, its Advisor, Sub-Advisor and Portfolio Managers are discussed under “Conflicts of Interest” below.

Class C [Member] | Defaulted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Defaulted Securities Risk. Loans in which the Fund invests, including Senior Secured Loans in which the Fund indirectly invests through investments in CLOs, may fall into default. Defaulted loans/securities provide less liquidity to the Fund than performing loans and, for extended periods of time, may have a limited or no secondary market. Defaulted loans/debt securities may have low recovery values and borrowers or issuers in default of their debt obligations may seek bankruptcy protection, which may hinder or delay resolution of the Fund’s collection efforts.

Class C [Member] | Below Investment Grade Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Below Investment Grade Risk. Lower-quality investments, known as “below investment grade” or “junk” are speculative and present a significant risk for loss of principal and interest. These investments offer the potential for higher return, but also involve greater risk than investments of higher quality, including an increased possibility that the investment’s issuer, obligor or guarantor may not be able to make its payments of interest and principal. If that happens, the value of the investment may decrease, the Fund’s NAV may decrease and its income may be reduced. An economic downturn or period of rising interest rates could adversely affect the market for these investments and reduce the Fund’s ability to sell its investments. The lack of a liquid market for these investments could decrease the Fund’s NAV. The Sub-Advisor’s assessment of an issuer’s credit quality may prove incorrect and the Fund could suffer losses.

Class C [Member] | Syndicated Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Syndicated Loan Risk. The market for syndicated loans may not be highly liquid and the Fund may have difficulty selling them. These investments primarily expose the Fund to the credit risk of the underlying borrower, but they also expose the Fund to certain risks associated with the loan agent. Syndicated loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. Certain syndicated loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

Class C [Member] | Issuer/Borrower Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer/Borrower Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the respective goods and services. In addition, the credit quality of securities may be lowered if a borrower’s financial condition deteriorates, which tends to increase the risk of default and decreases a note’s value. Further, compared to securities issued by large companies, notes issued by individuals or small entities are more likely to experience more significant changes in market values, be harder to sell and at prices that the Advisor believes appropriate, and offer greater potential for losses. Additionally, borrowers may seek bankruptcy protection which would delay resolution of security holder claims and may eliminate or materially reduce liquidity.

Class C [Member] | Correlation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Correlation Risk. Pursuant to the Fund’s investment objective, the Fund seeks to produce attractive, long-term risk-adjusted returns with low correlation to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. There is no guaranty that the Fund will succeed in achieving its investment objective or that the Fund will outperform the broader financial markets.

Class C [Member] | Liquidity Risk – Quarterly Repurchases [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk – Quarterly Repurchases. The Fund is a closed-end investment company structured as an “interval fund” and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

Class C [Member] | Liquidity Risk – Underlying Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk – Underlying Investments. The Fund’s investments, such as in Target Securities, are subject to liquidity risk. This liquidity risk exists because particular investments of the Fund may be difficult to sell, possibly preventing the Fund from selling them at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices, in order to satisfy its 5% quarterly repurchase obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, private investments derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Class C [Member] | Leveraging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leveraging Risk. The Fund is authorized to use leverage for investment purposes and to satisfy redemption requests. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, or borrowing money to satisfy Repurchase Offers will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments. The Fund’s may utilize reverse repurchase agreements. Reverse repurchase agreements subject the Fund to many of the same risks as the Fund’s use of leverage. In addition, there is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency, the Fund may be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities.

Class C [Member] | Repurchase Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Policy Risk. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Fund may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Repurchase of shares will tend to reduce the number of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, a repurchase of shares submitted by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the repurchase of shares within six months from the date of their purchase will not be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the repurchase of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such repurchase.

Class C [Member] | Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Policy Risk. The Fund’s distribution policy does not include a fixed annual rate of the Fund’s current net asset value per share. Distributions will be calculated daily and paid quarterly. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Class C [Member] | Minimal Capitalization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective or implement its investment strategies. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. If the Fund fails to achieve its estimated size and the Expense Limitation is not renewed, expenses will be higher than expected.

Class I [Member]
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses	Class I
Maximum Sales Load (as a percent of offering price)	None
Maximum Early Withdrawal Charge (as a percent of original purchase price)	None

Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of average net assets attributable to shares)
Base Management Fee	1.37%
Incentive Fee[1]	0.99%
Other Expenses[2]	0.76%
Shareholder Servicing Expenses	None
Distribution Fee	None
Remaining Other Expenses[2]	0.01%
Interest Payments on Borrowed funds[3]	0.51%
Total Annual Expenses	3.64%
Fee Waiver and Reimbursement[4]	(1.66%)
Total Annual Expenses (after fee waiver and reimbursement)[4]	1.98%

1.

The Fund anticipates that it may generate income in a manner sufficient to result in the payment of an Incentive Fee to the Advisor during certain periods. However, the Incentive Fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee the Fund pays to increase to the extent the Fund earns greater income through its investments. The Incentive Fee is calculated and payable quarterly in arrears in an amount equal to 12.50% of the Fund’s “pre-incentive fee net investment income’’ for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 1.875% per quarter, or an annualized hurdle rate of 7.50%, subject to a “catch-up’’ feature. The amount presented in this table has been restated to reflect the Incentive Fee the Advisor would have earned during the fiscal year ended September 30, 2025 under the now current incentive fee arrangement. See “Base Management Fee and Incentive Fee” on page 19.

2.	Other Expenses include acquired fund fees and expenses of 0.01%.
3.	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of borrowings and variations in market interest rates.
4.

The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has contractually agreed to waive the base management fees and/or reimburse the Fund for ordinary operating expenses the Fund incurs but only to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of any incentive fee, taxes, interest, brokerage commissions, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs), to the extent that such expenses exceed 1.85% per annum of the Fund’s average daily net assets attributable to Class I shares (the “Expense Limitation”). For the avoidance of doubt, acquired fund fees and expenses are not operating costs and are therefore excluded from the Expense Limitation. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three years following the date the waiver or reimbursement occurred (provided the Advisor continues to serve as investment adviser to the Fund), if the Fund is able to make the repayment without exceeding the expense limitation then in effect or in effect at the time of the waiver and the repayment is approved by the Board. The Expense Limitation Agreement will remain in effect at least until January 31, 2027, unless and until the Board approves its modification or termination. After January 31, 2027, the Expense Limitation Agreement may be renewed at the Advisor’s and Board’s discretion. See “Management of the Fund.”

Management Fees [Percent]	1.37%
Interest Expenses on Borrowings [Percent]	0.51%	[13]
Distribution/Servicing Fees [Percent]	0.00%
Incentive Fees [Percent]	0.99%	[14]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%
Other Annual Expense 2 [Percent]	0.01%	[15]
Other Annual Expenses [Percent]	0.76%	[15]
Total Annual Expenses [Percent]	3.64%
Waivers and Reimbursements of Fees [Percent]	(1.66%)	[16]
Net Expense over Assets [Percent]	1.98%	[16]
Expense Example [Table Text Block]
Share Class	1 Year	3 Years	5 Years	10 Years
Class I Shares	$20	$96	$174	$379

Expense Example, Year 01	$ 20
Expense Example, Years 1 to 3	96
Expense Example, Years 1 to 5	174
Expense Example, Years 1 to 10	$ 379
Basis of Transaction Fees, Note [Text Block]	(as a percent of offering price)
Other Expenses, Note [Text Block]	Other Expenses include acquired fund fees and expenses of 0.01%
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies

The Fund’s primary investment objective is to generate high current income, while secondarily seeking attractive, long-term risk-adjusted returns with low correlation to the broader markets.

The Fund pursues its investment objective by investing, directly or indirectly, in senior secured loans (“Senior Secured Loans”). The Fund may purchase Senior Secured Loans directly in the primary or secondary market and will invest in them indirectly by purchasing various tranches, including senior, junior and equity tranches, of entities that own a diversified pool of Senior Secured Loans known as Collateralized Loan Obligations, or “CLOs”, (collectively with Senior Secured Loans, “Target Securities”). The Fund will generally focus its investment activities on U.S. dollar -denominated loans that (i) are broadly syndicated (i.e. with multiple institutional lenders) and made to U.S. companies, (ii) are senior in the credit structure with a priority claim on assets and cash flow of the underlying borrower, (iii) are primarily secured by first priority liens on assets of the underlying borrowers, (iv) are rated BB+ or below, known as “below investment grade” or “junk”, (v) are floating rate to provide some protection against rising interest rates, (vi) represent 40%-60%, at origination, of the enterprise value of the borrower, and (vii) in CLOs that own such loans and additionally (a) are diverse across issuers, industries and geographies, (b) have senior tranches with high credit ratings in order to maximize excess spread, (c) have attractive risk-adjusted spreads, and (d) are actively managed by experienced CLO collateral managers, including Trinitas or other advisers who may be associated with the Sub-Advisor. Securities which are “below investment grade” or “junk,” are predominantly speculative in nature.

In a typical CLO, the capital structure would include approximately 90% debt of which over 85% is generally investment grade, with the remainder comprising the junior most CLO securities, typically referred to as the CLO’s junior debt tranche and equity tranche. Interest and principal repayment cashflows derived from the pool of Senior Secured Loans are allocated sequentially first to cover the operational and administrative costs of the CLO, second to the debt service of the highest-ranking debt tranche, third to the debt service of the next highest-ranking debt tranche and so on until all obligations of the CLO have been met, with all residual proceeds generally allocated to the equity tranche. This sequential cashflow allocation is usually referred to as the “payment waterfall.” The most subordinated tranche of securities is therefore the most sensitive to defaults and realized losses in relation to the underlying assets, and the most senior tranche is the least sensitive to them. The Fund’s investment portfolio will have significant investments in the equity and junior debt tranches of CLOs.

The Investment Committee will formulate and implement a plan to construct and manage the Fund’s portfolio in accordance with its investment objective and strategies.

The Advisor expects that the Fund’s shareholders may realize the following potential benefits:

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Access to Attractive Risk-Adjusted Returns from Institutional Private Credit Investments – The Fund will provide investors with exposure to private credit investments that are typically intended for large, institutional investors due to the large minimum investment size, which would limit the ability of individual, non-institutional investors to participate in such investments. The Fund invests in institutional private credit investments that offer what the Advisor and Sub-Advisor believe to be attractive risk-adjusted returns, with some downside protection provided by the senior secured nature of the underlying loans in which the Fund will invest either directly or indirectly. Senior secured loans generally have a first lien security interest in the assets of the underlying borrower, and have or share the most senior position in the borrower’s capital structure, meaning the holders of such loans will be paid before certain other creditors of the borrower and before all common equity holders in the event of a default, creating an “equity cushion” for such holders.

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Access to Relationship-Based Deal Flow – The Fund will have access to the Sub-Advisor substantial direct, long-standing relationships across market participants, including major U.S.-based CLO collateral managers and banks that originate and trade Target Securities, to identify investment opportunities. This comprehensive access to sourcing may offer strategic benefits, including a more efficient investment of Fund assets and the potential to identify investment opportunities before they are broadly marketed, enhancing the Fund’s ability to deliver attractive yields to investors.

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Substantial Platform and Resources with Seasoned Investment Professionals – The Fund will have access to the wider resources of the Advisor and the Sub-Advisor, respectively, including the Sub-Advisor’s established leveraged finance platform and proprietary quantitative approach to provide established underwriting and structuring capabilities to execute its investment strategy. We believe these personnel possess market knowledge, experience and industry relationships that enable them to identify potentially attractive investment opportunities in Target Securities and effectively manage the Fund’s portfolio.

Fund’s Target Investment Portfolio

The Advisor and Sub-Advisor intend to execute the Fund’s investment strategy primarily by investing directly or indirectly in Senior Secured Loans or CLOs.

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Senior Secured Loans: Senior Secured Loans are floating rate credit instruments structured primarily with first-priority liens on the assets of the borrower, including, but not limited to cash, receivables, inventory and PP&E, that serve as collateral in support of the repayment of such debt. Senior Secured Loans are predominately used to fund a company’s growth, financing their business, M&A-related transactions or capital expenditures. Senior Secured Loans typically have the highest priority in receiving payments, ahead of both bondholders and preferred stockholders.

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Collateralized Loan Obligations: Structurally, CLOs are actively managed special purpose vehicles that are formed to manage a portfolio of Senior Secured Loans. The loans within a CLO are predominately limited to Senior Secured Loans which meet specified credit and diversity criteria and are subject to concentration limitations in order to create an investment portfolio that is strategically diversified across different loans, borrowers, and industries, with limitations on non-U.S. borrowers. The Fund will seek to target CLOs comprised of broadly syndicated Senior Secured Loans made to large corporate borrowers, with loan sizes typically exceeding $500 million, which we believe are generally more liquid compared to loans to smaller middle-market borrowers. The Fund will invest in new issue transactions in the primary market and transactions in the secondary market.

Investment Process

The Sub-Advisor assists the Advisor by providing ongoing research, recommendations and selecting investments for the Fund’s portfolio. The Sub-Advisor seeks to create an investment portfolio that generates current income while secondarily seeking attractive, long-term risk-adjusted returns, with low correlation to the broader markets, through a disciplined and rigorous investment analysis and due diligence process.

Proactive Sourcing and Identification Investment Opportunities. The Fund will utilize the Sub-Advisor’s leveraged finance platform and industry relationships to source investment opportunities. The Sub-Advisor has direct contact with and access to major U.S.-based banks and CLO collateral managers that originate and trade Senior Secured Loans and CLO interests.

Disciplined and Rigorous Investment Analysis and Due Diligence Process. The Sub-Advisor utilizes an integrated approach when investing in structured credit, enabling cross-collaboration between its senior secured loan team and its CLO investment team. This collaborative framework, which employs both “top-down” and “bottom-up” analyses, provides enhanced visibility into the Target Securities. The top-down analysis involves a macro analysis of relative asset valuations, long-term industry trends, business cycles, interest rate expectations, credit fundamentals, and technical factors to target specific industry sectors and asset classes in which to invest. The bottom-up analysis includes a rigorous analysis of the credit fundamentals and capital structure of each potential investment and a determination of relative value compared to alternative investments. Potential investments will be analyzed through a thorough review of the fundamentals of the economy in general and then the particular industry and the strengths and weaknesses of each individual credit. Under this approach, the credit performance of each asset will typically be subjected to stress tests to maximize the selection of investments with favorable risk adjusted returns.

The Sub-Advisor follows a defined proprietary investment process based on a comprehensive analysis of company creditworthiness when determining whether to invest in Target Securities, generally including a quantitative and qualitative assessment of a company’s business, an evaluation of management performance, an analysis of business strategy, regulatory and legal considerations, an analysis of a company’s environmental, social and governance standards, industry trends and an examination of capital structure, financial results and projections. The due diligence process typically includes: (i) an assessment of the outlook for the industry based on discussions with industry participants, industry analysts, suppliers to and customers of the industry, and relevant trade group representatives; (ii) discussions with company management as to the business outlook, competitive position within the industry, and flexibility of capital structure relative to business objectives; (iii) an analysis of fundamental asset values and enterprise value of the company (based on valuation comparisons to other industry participants) to assess the degree to which the investment under consideration has above average downside protection; (iv) a review of the company’s core competencies and competitive advantages and formation of a judgment as to the sustainability of each; (v) preparation of historical and projected financial statements to assess the company’s liquidity, fundamental creditworthiness, and prospects for future value creation; (vi) a review of any tax, legal, or regulatory contingencies that could negatively impact the company’s value or ability to continue as a going concern; and (vii) a thorough review of the company’s capitalization, its financial flexibility and debt amortization requirements, including an analysis of the terms and covenants of each of the company’s outstanding debt and equity securities. The Sub-Advisor will utilize this same analysis to determine attractive CLO investments.

Utilizing Relationships to Negotiate Enhanced Economics and Protections. The Sub-Advisor will utilize its structuring expertise and knowledge of underlying loans in efforts to source and acquire investments with what the Sub-Advisor believes to be attractive anticipated returns and terms. The Sub-Advisor will generally seek to use a proactive approach to achieve favorable transaction terms to enhance returns such as management fee rebates, bank arrangement fee concessions or other forms of economic enhancement, and certain protective rights to mitigate risks such as favorable voting rights with respect to early redemptions, refinancing terms, additional issuances, certain portfolio investment features and amendments to the governing documents.

Portfolio Construction. Portfolio construction will target investments with attractive risk-adjusted returns, with a focus on investments that are diverse across a number of key criteria, including the number of borrowers and industry types and the investment style of CLO collateral managers as appropriate. As there may be overlap across Target Securities, the Sub-Advisor will typically perform portfolio look-through analyses to ensure investments are diverse across borrowers, industries, sectors, geographies and end-markets.

Risk Management. The Sub-Advisor will have the lead role performing ongoing portfolio and asset level risk management, including ongoing monitoring of the underlying collateral performance to assess potential risks, forecasting and measuring financial and operational results, performing collateral analyses and taking strategic actions when required to optimize the risk-return profile of the Fund’s portfolio. The Sub-Advisor continually reviews macro events/forces which may have a material impact on specific industries to overlay as part of the credit review process or prompt the review of existing investments within any affected industries. An extensive top-down analysis is performed to analyze the risks of the industry in which a potential borrower operates prior to making any new investments. The Sub-Advisor utilizes its proprietary risk analysis system to generate a quantitative credit score of each loan as well as a base-case and downside-case scenario. Each loan is monitored throughout its life and the proprietary credit score is updated during the life of the loan.

Additional Information Regarding Investment Strategy

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Advisor and Sub-Advisor may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective. The Sub-Advisor may invest the Fund’s cash balances in any investments it deems appropriate. The Sub-Advisor expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Investment Committee, the Sub-Advisor and the Fund’s portfolio managers are subjective.

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year. It is not anticipated that the Fund’s portfolio turnover rate would exceed 100% under normal market conditions. The Fund’s portfolio turnover rate will not be a limiting factor with regard to when the Advisor deems portfolio changes appropriate. Although the Fund generally does not intend to trade for high-frequency short-term profits, securities may be sold without regard to the length of time held when, in the opinion of the Advisor and Sub-Advisor, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher brokerage or placement agent commissions and may generate short-term capital gains taxable as ordinary income. See “Tax Status” in the Fund’s SAI.

There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income. See “U.S. Federal Income Tax Matters.”

Investment Policies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in Target Securities. The Fund may utilize borrowings for investment purposes (i.e., leverage) or in order to satisfy repurchase requests. The Fund’s 80% investment policy may be changed upon 60 days’ advance notice to shareholders. The Fund’s SAI contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading “Investment Objective, Strategies and Policies.”

Risk Factors [Table Text Block]

RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the value of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund, you should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.

Market Risk. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the Target Securities and other assets held by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably, which will subject shareholders to risk. In addition, the Fund is subject to the risk that geopolitical and other similar events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets.

The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The foregoing could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund and its service providers, adversely affect the performance, value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Management Risk. The net asset value of the Fund changes daily based on the performance of its investments. The Fund’s investment strategy, allocations, and Advisor and Sub-Advisors’ judgments about the attractiveness, value and potential appreciation of a specific holding may prove to be incorrect, may not produce the desired results and may result in losses to the Fund and its shareholders. The Advisor and Sub-Advisor may receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay incentive compensation for a fiscal quarter even if there is a decline in the value of the portfolio or if the Fund incurs a net loss for that quarter. The incentive fee payable by the Fund may create an incentive for the Advisor or Sub-Advisor make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee payable to the Advisor and Sub-Advisor is determined may encourage the use leverage to increase the return on the Fund’s investments. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns. In addition, the Fund’s pre-incentive fee net investment income includes any interest income that has been accrued but not yet received in cash. This fee structure may encourage the Sub-Advisor or Advisor to favor investments that provide for deferred interest, rather than current cash payments of interest, including in circumstances where it would not have done so but for the opportunity to continue to earn the incentive fee. This risk could be increased because the Advisor and Sub-Advisor are not obligated to reimburse the Fund for any incentive fees received even if the Fund subsequently incurs losses or never receives in case the deferred income that was previously accrued.

Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Debt Securities and Interest Rate Risks. Because the Fund invests primarily in debt-anchored instruments and securities, the value of your investment in the Fund may fluctuate with changes in interest rates. Typically, a rise in market interest rates will cause a decline in the value of fixed rate or other debt instruments. Recently, interest rates have risen sharply after maintaining historically low levels for a significant period of time. If market interest rates increase, there is a significant risk that the value of the Fund’s investment in fixed rate debt securities may fall. Although the Fund intends to significantly mitigate its interest rate risk by investing in floating-rate instruments, the Fund cannot assure it will be able to completely mitigate such risk. Related risks include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Senior Secured Debt Risk. Senior secured debt typically will be secured by liens on the assets and/or cash flows of the borrower and holds the most senior position in its capital structure. Senior secured debt in most circumstances is initially fully collateralized by the borrower’s assets and thus is repaid before unsecured debt and equity. Substantial increases in interest rates, however, may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements, or as a result of the impact on general business conditions caused by higher interest rates, and there can be no guaranty that secured senior debt, even if fully collateralized at origination, will be fully repaid after an event of default or if collateral values have fallen. The value of the Fund’s assets may also be affected by other uncertainties such as economic developments affecting the market for senior secured term loans or uncertainties affecting borrowers generally. Also, the security for the Fund’s senior secured debt investments may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated.

Collateralized Loan Obligation (CLO) Risk. In addition to the general risks associated with investments in debt instruments and securities discussed herein, CLOs carry additional risks, including but not limited to (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund’s investments in CLOs are subordinate to other classes or tranches thereof; and (iv) the complex structure of the CLO investment may not be fully understood at the time of investment and may produce disputes with the issuer, holders of senior tranches or other unexpected investment results.

In addition, CLOs and other structured products are often governed by a complex series of legal documents and contracts, which define the class or tranche of each investment, and may also increase the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments. In a typical CLO, the capital structure would include approximately 90% debt, of which over 85% is generally investment grade, with the remainder comprising the junior most CLO securities, typically referred to as the CLO’s junior debt tranche and equity tranche. The Fund may acquire CLO investments that include such equity and junior debt securities, which are subordinate to more senior tranches of the CLO. Such CLO equity and junior debt securities are therefore subject to increased risk of default relative to the holders of more senior tranches of the CLO. The Fund’s investment in equity tranches of CLO securities will be in the first loss position and junior debt tranches typically will be subordinate to more senior positions with respect to realized losses on the assets of the CLOs in which it is invested. The Fund may recognize “phantom” taxable income (due to allocations of profits or cancellation of debt, which results in recognition of taxable income regardless of whether a corresponding amount of cash is actually received) from its investments in these subordinated tranches of CLOs and structured notes.

In connection with a primary issuance of a CLO, the structure of the CLO allows the CLO manager to purchase additional collateral (loans) for the CLO after the closing date of the Fund’s investment (the “Warehouse Period”). During the Warehouse Period, the price and availability of additional collateral may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire additional collateral that will satisfy specified concentration limitations and allow the CLO to reach the initial par amount of collateral prior to its effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions of the CLO on equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment, resulting in a loss.

Generally, there may be less information available to the Fund regarding the underlying debt investments held by CLOs than if the Fund had invested directly in the debt of the underlying companies. As a result, the Sub-Advisor will not know the details of the underlying securities of the CLOs in which the Fund will invest. Investing in Senior Secured Loans involves the possibility of the Fund’s investments being subject to potential losses arising from material misrepresentation or omission on the part of borrowers whose Senior Secured Loans the Fund holds. Such inaccuracy or incompleteness may adversely affect the valuation of the Fund investments or may adversely affect the ability of the relevant investment to perfect or effectuate a lien on the collateral securing the loan. The CLOs in which the Fund will invest will rely upon the accuracy and completeness of representations made by the underlying borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness.

The Fund will have limited control of the administration and amendment of Senior Secured Loans owned by the CLOs in which the invests. The Fund will not be able to directly enforce any rights and remedies in the event of a default of a Senior Secured Loan held by a CLO vehicle. In addition, the terms and conditions of the Senior Secured Loans underlying our investments in the equity and junior debt tranches of CLOs may be amended, modified or waived only by the agreement of the underlying lenders. Consequently, the terms and conditions of the payment obligations arising from Senior Secured Loans could be modified, amended or waived in a manner contrary to the Sub-Advisor’s preferences. In addition, the Fund will not be responsible for and will have no influence over the asset management of the portfolios underlying the CLO investments the Fund holds where those portfolios are managed by third-party CLO collateral managers. As a result, the values of the portfolios underlying our CLO investments could decrease as a result of decisions made by third party CLO collateral managers.

Legislation commonly referred to as the “Foreign Account Tax Compliance Act,” or FATCA, imposes a withholding tax of 30% on payments of U.S. source interest and distributions, and gross proceeds from the disposition of an instrument that produces U.S. source interest or distributions paid after December 31, 2018, to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLO vehicles in which the Fund invests will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO vehicle in which we invest fails to properly comply with these reporting requirements, it could reduce the amounts available to distribute to equity and junior debt holders in such CLO vehicle, which could materially and adversely affect the Fund.

The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in the CLO’s payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the holders of the junior debt tranche and the equity tranche would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, in connection with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could adversely affect the Fund’s operating results and cash flows.

The Fund’s CLO investments are exposed to leveraged credit risk. If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CLO, primarily due to defaults under the Senior Secured Loans in which the CLO has invested, then cash flow that otherwise would have been available to pay distributions to the Fund on its CLO investments may instead be used to redeem senior tranches or to purchase additional collateral for all tranches, until the ratios again exceed the minimum required levels or any the senior tranches of CLO debt are repaid in full. The Fund’s investments CLOs or Senior Secured Loans may prepay more quickly than expected, which could have an adverse impact on the Fund’s net assets and/or returns.

The CLOs in which the Fund invests may constitute PFICs. If the Fund acquires shares in a PFIC (including in CLOs that are PFICs), the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions, but such elections (if available) will generally require the Fund to recognize its share of the PFICs income for each year regardless of whether it receives any distributions from such PFICs. The Fund must nonetheless distribute such income to maintain its status as a RIC.

Covenant-Lite Loan Risk. Covenant-lite loans contain fewer requirements on the borrower and fewer protections for the lender. Covenant-lite loans may contain fewer maintenance covenants than traditional loans, or no maintenance covenants at all, and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may hinder the Fund’s ability to accurately reprice credit risk associated with the Target Securities (and their underlying borrowers) and reduce the Fund’s or an issuer’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on such investments is increased, especially during a downturn in the credit cycle. A significant portion of floating rate loans and CLOs may be or include “covenant-lite” loans.

Credit Risk. There is a risk that the borrowers under the Senior Secured Loans may not make scheduled interest and/or principal payments on their loans and/or debt securities, which may result in losses or reduced cash flow to the Fund, either or both of which may cause the NAV of, or the distributions by, the Fund to decrease. In addition, the credit quality of securities may be lowered if the underlying borrowers’ financial condition deteriorates. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Prepayment Risk. Securities may be subject to prepayment risk because borrowers are typically able to prepay principal. Consequently, a security’s maturity may be longer or shorter than anticipated. When interest rates fall, obligations will be paid off more quickly than originally anticipated and the Fund may have to invest the prepaid proceeds in securities with lower yields. The yield realized on a security purchased at a premium will be lower than expected if prepayment occurs sooner than expected, as is often the case when interest rates fall. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, preventing the Fund from reinvesting at higher yields. The yield realized on a security purchased at a discount will be lower than expected if prepayment occurs later than expected, as is often the case when interest rates rise for investments in mortgage-backed securities (“MBS”), CLOs, or other commercial real estate loans (“CRE”). Lower-than-expected prepayment rates will expose investments in junior tranches of residential MBS to credit risks for longer periods of time.

SOFR Risk. The Fund invests in Target Securities that may have floating or variable rate calculations for payment obligations or financing terms based on the Secured Overnight Financing Rate (“SOFR”). SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume- weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate (“LIBOR”). LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three- month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Investment Sourcing Risk. The results of the Fund’s operations depend on several factors, including its ability to originate or acquire target investments. The Fund’s ability to originate or acquire target investments will depend on a variety of factors, including the availability of opportunities for the origination or acquisition of target investments and its ability to raise capital or obtain adequate short and long-term financing to fund such originations and acquisitions. In addition, competition for the Fund’s target investments may reduce the availability of such assets or lead to the price of such assets increasing, which may further limit the Fund’s ability to generate desired returns. The Fund can provide no assurance that the Sub-Advisor will be able to identify and make investments that are consistent with its investment objective.

Risks Related to Potential Conflicts of Interest. The Advisor and Sub-Advisor will experience conflicts of interest in connection with the management of the Fund, including with respect to the allocation of their time and resources between the Fund and other investment activities; the allocation of investment opportunities by the Sub-Advisor; their compensation; services provided by the Advisor or Sub-Advisor to issuers in which the Fund invests; investments by the Fund in other clients of the Advisor or Sub-Advisor; and the formation of additional investment funds by the Advisor or Sub-Advisor. In addition, the Sub-Advisor’s investment professionals will, from time to time, acquire confidential or material, non-public information concerning an entity in which the Fund has invested, or propose to invest, and the possession of such information generally will limit their ability to buy or sell particular securities of such entity on behalf of the Fund, thereby limiting the investment opportunities or exit strategies available to the Fund.

Under the 1940 Act, the Fund is not permitted to engage in related party transactions with its affiliates or affiliates of such affiliates. As such, to address these risks, the Fund has implemented certain written policies and procedures to ensure the Fund will not enter into any agreement unless and until it is satisfied that doing so will not raise concerns under the 1940 Act, and address potential conflicts of interest. While Fund investments in CLOs sponsored or managed by Trinitas are permissible under Section 17 of the 1940 Act because the two firms are not controlled by, controlling or under common control with one another, the Fund and Sub-Advisor have adopted policies to monitor these relationships, any affiliation, and any actual potential conflict of interests. The Board will review these procedures on a periodic basis and the Fund will not enter into any agreement unless and until it is satisfied that doing so will not raise concerns under the 1940 Act. Other potential conflicts of interest with respect to the Fund, its Advisor, Sub-Advisor and Portfolio Managers are discussed under “Conflicts of Interest” below.

Defaulted Securities Risk. Loans in which the Fund invests, including Senior Secured Loans in which the Fund indirectly invests through investments in CLOs, may fall into default. Defaulted loans/securities provide less liquidity to the Fund than performing loans and, for extended periods of time, may have a limited or no secondary market. Defaulted loans/debt securities may have low recovery values and borrowers or issuers in default of their debt obligations may seek bankruptcy protection, which may hinder or delay resolution of the Fund’s collection efforts.

Below Investment Grade Risk. Lower-quality investments, known as “below investment grade” or “junk” are speculative and present a significant risk for loss of principal and interest. These investments offer the potential for higher return, but also involve greater risk than investments of higher quality, including an increased possibility that the investment’s issuer, obligor or guarantor may not be able to make its payments of interest and principal. If that happens, the value of the investment may decrease, the Fund’s NAV may decrease and its income may be reduced. An economic downturn or period of rising interest rates could adversely affect the market for these investments and reduce the Fund’s ability to sell its investments. The lack of a liquid market for these investments could decrease the Fund’s NAV. The Sub-Advisor’s assessment of an issuer’s credit quality may prove incorrect and the Fund could suffer losses.

Syndicated Loan Risk. The market for syndicated loans may not be highly liquid and the Fund may have difficulty selling them. These investments primarily expose the Fund to the credit risk of the underlying borrower, but they also expose the Fund to certain risks associated with the loan agent. Syndicated loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. Certain syndicated loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

Issuer/Borrower Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the respective goods and services. In addition, the credit quality of securities may be lowered if a borrower’s financial condition deteriorates, which tends to increase the risk of default and decreases a note’s value. Further, compared to securities issued by large companies, notes issued by individuals or small entities are more likely to experience more significant changes in market values, be harder to sell and at prices that the Advisor believes appropriate, and offer greater potential for losses. Additionally, borrowers may seek bankruptcy protection which would delay resolution of security holder claims and may eliminate or materially reduce liquidity.

Correlation Risk. Pursuant to the Fund’s investment objective, the Fund seeks to produce attractive, long-term risk-adjusted returns with low correlation to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. There is no guaranty that the Fund will succeed in achieving its investment objective or that the Fund will outperform the broader financial markets.

Liquidity Risk – Quarterly Repurchases. The Fund is a closed-end investment company structured as an “interval fund” and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

Liquidity Risk – Underlying Investments. The Fund’s investments, such as in Target Securities, are subject to liquidity risk. This liquidity risk exists because particular investments of the Fund may be difficult to sell, possibly preventing the Fund from selling them at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices, in order to satisfy its 5% quarterly repurchase obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, private investments derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Leveraging Risk. The Fund is authorized to use leverage for investment purposes and to satisfy redemption requests. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, or borrowing money to satisfy Repurchase Offers will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments. The Fund’s may utilize reverse repurchase agreements. Reverse repurchase agreements subject the Fund to many of the same risks as the Fund’s use of leverage. In addition, there is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency, the Fund may be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities.

Repurchase Policy Risk. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Fund may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Repurchase of shares will tend to reduce the number of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, a repurchase of shares submitted by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the repurchase of shares within six months from the date of their purchase will not be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the repurchase of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such repurchase.

Distribution Policy Risk. The Fund’s distribution policy does not include a fixed annual rate of the Fund’s current net asset value per share. Distributions will be calculated daily and paid quarterly. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective or implement its investment strategies. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. If the Fund fails to achieve its estimated size and the Expense Limitation is not renewed, expenses will be higher than expected.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

The following table shows the amounts of Fund Shares that have been authorized and are outstanding as of December 31, 2025, of which, none were owned by the Fund:

Title of Class	Amount Authorized	Amount Outstanding
Class A	Unlimited*	1,905,498.76
Class C	Unlimited*	750,903.66
Class F	Unlimited*	2,390,360.97
Class I	Unlimited*	3,189,298.59

*	The Fund has registered an unlimited number of shares in this offering.

Outstanding Security, Title [Text Block]	Class I
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	3,189,298.59
Class I [Member] | Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the Target Securities and other assets held by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably, which will subject shareholders to risk. In addition, the Fund is subject to the risk that geopolitical and other similar events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets.

The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The foregoing could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund and its service providers, adversely affect the performance, value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Class I [Member] | Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The net asset value of the Fund changes daily based on the performance of its investments. The Fund’s investment strategy, allocations, and Advisor and Sub-Advisors’ judgments about the attractiveness, value and potential appreciation of a specific holding may prove to be incorrect, may not produce the desired results and may result in losses to the Fund and its shareholders. The Advisor and Sub-Advisor may receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay incentive compensation for a fiscal quarter even if there is a decline in the value of the portfolio or if the Fund incurs a net loss for that quarter. The incentive fee payable by the Fund may create an incentive for the Advisor or Sub-Advisor make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee payable to the Advisor and Sub-Advisor is determined may encourage the use leverage to increase the return on the Fund’s investments. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns. In addition, the Fund’s pre-incentive fee net investment income includes any interest income that has been accrued but not yet received in cash. This fee structure may encourage the Sub-Advisor or Advisor to favor investments that provide for deferred interest, rather than current cash payments of interest, including in circumstances where it would not have done so but for the opportunity to continue to earn the incentive fee. This risk could be increased because the Advisor and Sub-Advisor are not obligated to reimburse the Fund for any incentive fees received even if the Fund subsequently incurs losses or never receives in case the deferred income that was previously accrued.

Class I [Member] | Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Class I [Member] | Debt Securities and Interest Rate Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Securities and Interest Rate Risks. Because the Fund invests primarily in debt-anchored instruments and securities, the value of your investment in the Fund may fluctuate with changes in interest rates. Typically, a rise in market interest rates will cause a decline in the value of fixed rate or other debt instruments. Recently, interest rates have risen sharply after maintaining historically low levels for a significant period of time. If market interest rates increase, there is a significant risk that the value of the Fund’s investment in fixed rate debt securities may fall. Although the Fund intends to significantly mitigate its interest rate risk by investing in floating-rate instruments, the Fund cannot assure it will be able to completely mitigate such risk. Related risks include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Class I [Member] | Senior Secured Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Senior Secured Debt Risk. Senior secured debt typically will be secured by liens on the assets and/or cash flows of the borrower and holds the most senior position in its capital structure. Senior secured debt in most circumstances is initially fully collateralized by the borrower’s assets and thus is repaid before unsecured debt and equity. Substantial increases in interest rates, however, may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements, or as a result of the impact on general business conditions caused by higher interest rates, and there can be no guaranty that secured senior debt, even if fully collateralized at origination, will be fully repaid after an event of default or if collateral values have fallen. The value of the Fund’s assets may also be affected by other uncertainties such as economic developments affecting the market for senior secured term loans or uncertainties affecting borrowers generally. Also, the security for the Fund’s senior secured debt investments may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated.

Class I [Member] | Collateralized Loan Obligation (CLO) Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Collateralized Loan Obligation (CLO) Risk. In addition to the general risks associated with investments in debt instruments and securities discussed herein, CLOs carry additional risks, including but not limited to (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund’s investments in CLOs are subordinate to other classes or tranches thereof; and (iv) the complex structure of the CLO investment may not be fully understood at the time of investment and may produce disputes with the issuer, holders of senior tranches or other unexpected investment results.

In addition, CLOs and other structured products are often governed by a complex series of legal documents and contracts, which define the class or tranche of each investment, and may also increase the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments. In a typical CLO, the capital structure would include approximately 90% debt, of which over 85% is generally investment grade, with the remainder comprising the junior most CLO securities, typically referred to as the CLO’s junior debt tranche and equity tranche. The Fund may acquire CLO investments that include such equity and junior debt securities, which are subordinate to more senior tranches of the CLO. Such CLO equity and junior debt securities are therefore subject to increased risk of default relative to the holders of more senior tranches of the CLO. The Fund’s investment in equity tranches of CLO securities will be in the first loss position and junior debt tranches typically will be subordinate to more senior positions with respect to realized losses on the assets of the CLOs in which it is invested. The Fund may recognize “phantom” taxable income (due to allocations of profits or cancellation of debt, which results in recognition of taxable income regardless of whether a corresponding amount of cash is actually received) from its investments in these subordinated tranches of CLOs and structured notes.

In connection with a primary issuance of a CLO, the structure of the CLO allows the CLO manager to purchase additional collateral (loans) for the CLO after the closing date of the Fund’s investment (the “Warehouse Period”). During the Warehouse Period, the price and availability of additional collateral may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire additional collateral that will satisfy specified concentration limitations and allow the CLO to reach the initial par amount of collateral prior to its effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions of the CLO on equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment, resulting in a loss.

Generally, there may be less information available to the Fund regarding the underlying debt investments held by CLOs than if the Fund had invested directly in the debt of the underlying companies. As a result, the Sub-Advisor will not know the details of the underlying securities of the CLOs in which the Fund will invest. Investing in Senior Secured Loans involves the possibility of the Fund’s investments being subject to potential losses arising from material misrepresentation or omission on the part of borrowers whose Senior Secured Loans the Fund holds. Such inaccuracy or incompleteness may adversely affect the valuation of the Fund investments or may adversely affect the ability of the relevant investment to perfect or effectuate a lien on the collateral securing the loan. The CLOs in which the Fund will invest will rely upon the accuracy and completeness of representations made by the underlying borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness.

The Fund will have limited control of the administration and amendment of Senior Secured Loans owned by the CLOs in which the invests. The Fund will not be able to directly enforce any rights and remedies in the event of a default of a Senior Secured Loan held by a CLO vehicle. In addition, the terms and conditions of the Senior Secured Loans underlying our investments in the equity and junior debt tranches of CLOs may be amended, modified or waived only by the agreement of the underlying lenders. Consequently, the terms and conditions of the payment obligations arising from Senior Secured Loans could be modified, amended or waived in a manner contrary to the Sub-Advisor’s preferences. In addition, the Fund will not be responsible for and will have no influence over the asset management of the portfolios underlying the CLO investments the Fund holds where those portfolios are managed by third-party CLO collateral managers. As a result, the values of the portfolios underlying our CLO investments could decrease as a result of decisions made by third party CLO collateral managers.

Legislation commonly referred to as the “Foreign Account Tax Compliance Act,” or FATCA, imposes a withholding tax of 30% on payments of U.S. source interest and distributions, and gross proceeds from the disposition of an instrument that produces U.S. source interest or distributions paid after December 31, 2018, to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLO vehicles in which the Fund invests will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO vehicle in which we invest fails to properly comply with these reporting requirements, it could reduce the amounts available to distribute to equity and junior debt holders in such CLO vehicle, which could materially and adversely affect the Fund.

The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in the CLO’s payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the holders of the junior debt tranche and the equity tranche would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, in connection with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could adversely affect the Fund’s operating results and cash flows.

The Fund’s CLO investments are exposed to leveraged credit risk. If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CLO, primarily due to defaults under the Senior Secured Loans in which the CLO has invested, then cash flow that otherwise would have been available to pay distributions to the Fund on its CLO investments may instead be used to redeem senior tranches or to purchase additional collateral for all tranches, until the ratios again exceed the minimum required levels or any the senior tranches of CLO debt are repaid in full. The Fund’s investments CLOs or Senior Secured Loans may prepay more quickly than expected, which could have an adverse impact on the Fund’s net assets and/or returns.

The CLOs in which the Fund invests may constitute PFICs. If the Fund acquires shares in a PFIC (including in CLOs that are PFICs), the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions, but such elections (if available) will generally require the Fund to recognize its share of the PFICs income for each year regardless of whether it receives any distributions from such PFICs. The Fund must nonetheless distribute such income to maintain its status as a RIC.

Class I [Member] | Covenant-Lite Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Covenant-Lite Loan Risk. Covenant-lite loans contain fewer requirements on the borrower and fewer protections for the lender. Covenant-lite loans may contain fewer maintenance covenants than traditional loans, or no maintenance covenants at all, and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may hinder the Fund’s ability to accurately reprice credit risk associated with the Target Securities (and their underlying borrowers) and reduce the Fund’s or an issuer’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on such investments is increased, especially during a downturn in the credit cycle. A significant portion of floating rate loans and CLOs may be or include “covenant-lite” loans.

Class I [Member] | Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. There is a risk that the borrowers under the Senior Secured Loans may not make scheduled interest and/or principal payments on their loans and/or debt securities, which may result in losses or reduced cash flow to the Fund, either or both of which may cause the NAV of, or the distributions by, the Fund to decrease. In addition, the credit quality of securities may be lowered if the underlying borrowers’ financial condition deteriorates. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Class I [Member] | Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayment Risk. Securities may be subject to prepayment risk because borrowers are typically able to prepay principal. Consequently, a security’s maturity may be longer or shorter than anticipated. When interest rates fall, obligations will be paid off more quickly than originally anticipated and the Fund may have to invest the prepaid proceeds in securities with lower yields. The yield realized on a security purchased at a premium will be lower than expected if prepayment occurs sooner than expected, as is often the case when interest rates fall. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, preventing the Fund from reinvesting at higher yields. The yield realized on a security purchased at a discount will be lower than expected if prepayment occurs later than expected, as is often the case when interest rates rise for investments in mortgage-backed securities (“MBS”), CLOs, or other commercial real estate loans (“CRE”). Lower-than-expected prepayment rates will expose investments in junior tranches of residential MBS to credit risks for longer periods of time.

Class I [Member] | SOFR Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SOFR Risk. The Fund invests in Target Securities that may have floating or variable rate calculations for payment obligations or financing terms based on the Secured Overnight Financing Rate (“SOFR”). SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume- weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate (“LIBOR”). LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three- month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Class I [Member] | Investment Sourcing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Sourcing Risk. The results of the Fund’s operations depend on several factors, including its ability to originate or acquire target investments. The Fund’s ability to originate or acquire target investments will depend on a variety of factors, including the availability of opportunities for the origination or acquisition of target investments and its ability to raise capital or obtain adequate short and long-term financing to fund such originations and acquisitions. In addition, competition for the Fund’s target investments may reduce the availability of such assets or lead to the price of such assets increasing, which may further limit the Fund’s ability to generate desired returns. The Fund can provide no assurance that the Sub-Advisor will be able to identify and make investments that are consistent with its investment objective.

Class I [Member] | Risks Related to Potential Conflicts of Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Potential Conflicts of Interest. The Advisor and Sub-Advisor will experience conflicts of interest in connection with the management of the Fund, including with respect to the allocation of their time and resources between the Fund and other investment activities; the allocation of investment opportunities by the Sub-Advisor; their compensation; services provided by the Advisor or Sub-Advisor to issuers in which the Fund invests; investments by the Fund in other clients of the Advisor or Sub-Advisor; and the formation of additional investment funds by the Advisor or Sub-Advisor. In addition, the Sub-Advisor’s investment professionals will, from time to time, acquire confidential or material, non-public information concerning an entity in which the Fund has invested, or propose to invest, and the possession of such information generally will limit their ability to buy or sell particular securities of such entity on behalf of the Fund, thereby limiting the investment opportunities or exit strategies available to the Fund.

Under the 1940 Act, the Fund is not permitted to engage in related party transactions with its affiliates or affiliates of such affiliates. As such, to address these risks, the Fund has implemented certain written policies and procedures to ensure the Fund will not enter into any agreement unless and until it is satisfied that doing so will not raise concerns under the 1940 Act, and address potential conflicts of interest. While Fund investments in CLOs sponsored or managed by Trinitas are permissible under Section 17 of the 1940 Act because the two firms are not controlled by, controlling or under common control with one another, the Fund and Sub-Advisor have adopted policies to monitor these relationships, any affiliation, and any actual potential conflict of interests. The Board will review these procedures on a periodic basis and the Fund will not enter into any agreement unless and until it is satisfied that doing so will not raise concerns under the 1940 Act. Other potential conflicts of interest with respect to the Fund, its Advisor, Sub-Advisor and Portfolio Managers are discussed under “Conflicts of Interest” below.

Class I [Member] | Defaulted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Defaulted Securities Risk. Loans in which the Fund invests, including Senior Secured Loans in which the Fund indirectly invests through investments in CLOs, may fall into default. Defaulted loans/securities provide less liquidity to the Fund than performing loans and, for extended periods of time, may have a limited or no secondary market. Defaulted loans/debt securities may have low recovery values and borrowers or issuers in default of their debt obligations may seek bankruptcy protection, which may hinder or delay resolution of the Fund’s collection efforts.

Class I [Member] | Below Investment Grade Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Below Investment Grade Risk. Lower-quality investments, known as “below investment grade” or “junk” are speculative and present a significant risk for loss of principal and interest. These investments offer the potential for higher return, but also involve greater risk than investments of higher quality, including an increased possibility that the investment’s issuer, obligor or guarantor may not be able to make its payments of interest and principal. If that happens, the value of the investment may decrease, the Fund’s NAV may decrease and its income may be reduced. An economic downturn or period of rising interest rates could adversely affect the market for these investments and reduce the Fund’s ability to sell its investments. The lack of a liquid market for these investments could decrease the Fund’s NAV. The Sub-Advisor’s assessment of an issuer’s credit quality may prove incorrect and the Fund could suffer losses.

Class I [Member] | Syndicated Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Syndicated Loan Risk. The market for syndicated loans may not be highly liquid and the Fund may have difficulty selling them. These investments primarily expose the Fund to the credit risk of the underlying borrower, but they also expose the Fund to certain risks associated with the loan agent. Syndicated loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. Certain syndicated loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

Class I [Member] | Issuer/Borrower Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer/Borrower Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the respective goods and services. In addition, the credit quality of securities may be lowered if a borrower’s financial condition deteriorates, which tends to increase the risk of default and decreases a note’s value. Further, compared to securities issued by large companies, notes issued by individuals or small entities are more likely to experience more significant changes in market values, be harder to sell and at prices that the Advisor believes appropriate, and offer greater potential for losses. Additionally, borrowers may seek bankruptcy protection which would delay resolution of security holder claims and may eliminate or materially reduce liquidity.

Class I [Member] | Correlation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Correlation Risk. Pursuant to the Fund’s investment objective, the Fund seeks to produce attractive, long-term risk-adjusted returns with low correlation to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. There is no guaranty that the Fund will succeed in achieving its investment objective or that the Fund will outperform the broader financial markets.

Class I [Member] | Liquidity Risk – Quarterly Repurchases [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk – Quarterly Repurchases. The Fund is a closed-end investment company structured as an “interval fund” and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

Class I [Member] | Liquidity Risk – Underlying Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk – Underlying Investments. The Fund’s investments, such as in Target Securities, are subject to liquidity risk. This liquidity risk exists because particular investments of the Fund may be difficult to sell, possibly preventing the Fund from selling them at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices, in order to satisfy its 5% quarterly repurchase obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, private investments derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Class I [Member] | Leveraging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leveraging Risk. The Fund is authorized to use leverage for investment purposes and to satisfy redemption requests. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, or borrowing money to satisfy Repurchase Offers will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments. The Fund’s may utilize reverse repurchase agreements. Reverse repurchase agreements subject the Fund to many of the same risks as the Fund’s use of leverage. In addition, there is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency, the Fund may be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities.

Class I [Member] | Repurchase Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Policy Risk. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Fund may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Repurchase of shares will tend to reduce the number of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, a repurchase of shares submitted by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the repurchase of shares within six months from the date of their purchase will not be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the repurchase of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such repurchase.

Class I [Member] | Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Policy Risk. The Fund’s distribution policy does not include a fixed annual rate of the Fund’s current net asset value per share. Distributions will be calculated daily and paid quarterly. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Class I [Member] | Minimal Capitalization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective or implement its investment strategies. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. If the Fund fails to achieve its estimated size and the Expense Limitation is not renewed, expenses will be higher than expected.

Class F [Member]
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses	Class F
Maximum Sales Load (as a percent of offering price)	None
Maximum Early Withdrawal Charge (as a percent of original purchase price)	None

Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of average net assets attributable to shares)
Base Management Fee	1.37%
Incentive Fee[1]	0.99%
Other Expenses[2]	0.61%
Shareholder Servicing Expenses	None
Distribution Fee	None
Remaining Other Expenses[2]	0.01%
Interest Payments on Borrowed funds[3]	0.48%
Total Annual Expenses	3.46%
Fee Waiver and Reimbursement[4]	(2.07%)
Total Annual Expenses (after fee waiver and reimbursement)[4]	1.39%

1.

The Fund anticipates that it may generate income in a manner sufficient to result in the payment of an Incentive Fee to the Advisor during certain periods. However, the Incentive Fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee the Fund pays to increase to the extent the Fund earns greater income through its investments. The Incentive Fee is calculated and payable quarterly in arrears in an amount equal to 12.50% of the Fund’s ‘‘pre-incentive fee net investment income’’ for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 1.875% per quarter, or an annualized hurdle rate of 7.50%, subject to a ‘‘catch-up’’ feature. The amount presented in this table has been restated to reflect the Incentive Fee the Advisor would have earned during the fiscal year ended September 30, 2025 under the now current incentive fee arrangement. See “Base Management Fee and Incentive Fee” on page 19.

2.	Other Expenses include acquired fund fees and expenses of 0.01%.
3.	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of borrowings and variations in market interest rates.
4.

The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has contractually agreed to waive the base management fees and/or reimburse the Fund for ordinary operating expenses the Fund incurs but only to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of any incentive fee, taxes, interest, brokerage commissions, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs), to the extent that such expenses exceed 1.25% per annum of the Fund’s average daily net assets attributable to Class F shares (the “Expense Limitation”). For the avoidance of doubt, acquired fund fees and expenses are not operating costs and are therefore excluded from the Expense Limitation. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three years following the date the waiver or reimbursement occurred (provided the Advisor continues to serve as investment adviser to the Fund), if the Fund is able to make the repayment without exceeding the expense limitation then in effect or in effect at the time of the waiver and the repayment is approved by the Board. The Expense Limitation Agreement will remain in effect at least until January 31, 2027, unless and until the Board approves its modification or termination. After January 31, 2027, the Expense Limitation Agreement may be renewed at the Advisor’s and Board’s discretion. See “Management of the Fund.”

Management Fees [Percent]	1.37%
Interest Expenses on Borrowings [Percent]	0.48%	[17]
Distribution/Servicing Fees [Percent]	0.00%
Incentive Fees [Percent]	0.99%	[18]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%
Other Annual Expense 2 [Percent]	0.01%	[19]
Other Annual Expenses [Percent]	0.61%	[19]
Total Annual Expenses [Percent]	3.46%
Waivers and Reimbursements of Fees [Percent]	(2.07%)	[20]
Net Expense over Assets [Percent]	1.39%	[20]
Expense Example [Table Text Block]
Share Class	1 Year	3 Years	5 Years	10 Years
Class F Shares	$14	$87	$162	$360

Expense Example, Year 01	$ 14
Expense Example, Years 1 to 3	87
Expense Example, Years 1 to 5	162
Expense Example, Years 1 to 10	$ 360
Basis of Transaction Fees, Note [Text Block]	(as a percent of offering price)
Other Expenses, Note [Text Block]	Other Expenses include acquired fund fees and expenses of 0.01%.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies

The Fund’s primary investment objective is to generate high current income, while secondarily seeking attractive, long-term risk-adjusted returns with low correlation to the broader markets.

The Fund pursues its investment objective by investing, directly or indirectly, in senior secured loans (“Senior Secured Loans”). The Fund may purchase Senior Secured Loans directly in the primary or secondary market and will invest in them indirectly by purchasing various tranches, including senior, junior and equity tranches, of entities that own a diversified pool of Senior Secured Loans known as Collateralized Loan Obligations, or “CLOs”, (collectively with Senior Secured Loans, “Target Securities”). The Fund will generally focus its investment activities on U.S. dollar -denominated loans that (i) are broadly syndicated (i.e. with multiple institutional lenders) and made to U.S. companies, (ii) are senior in the credit structure with a priority claim on assets and cash flow of the underlying borrower, (iii) are primarily secured by first priority liens on assets of the underlying borrowers, (iv) are rated BB+ or below, known as “below investment grade” or “junk”, (v) are floating rate to provide some protection against rising interest rates, (vi) represent 40%-60%, at origination, of the enterprise value of the borrower, and (vii) in CLOs that own such loans and additionally (a) are diverse across issuers, industries and geographies, (b) have senior tranches with high credit ratings in order to maximize excess spread, (c) have attractive risk-adjusted spreads, and (d) are actively managed by experienced CLO collateral managers, including Trinitas or other advisers who may be associated with the Sub-Advisor. Securities which are “below investment grade” or “junk,” are predominantly speculative in nature.

In a typical CLO, the capital structure would include approximately 90% debt of which over 85% is generally investment grade, with the remainder comprising the junior most CLO securities, typically referred to as the CLO’s junior debt tranche and equity tranche. Interest and principal repayment cashflows derived from the pool of Senior Secured Loans are allocated sequentially first to cover the operational and administrative costs of the CLO, second to the debt service of the highest-ranking debt tranche, third to the debt service of the next highest-ranking debt tranche and so on until all obligations of the CLO have been met, with all residual proceeds generally allocated to the equity tranche. This sequential cashflow allocation is usually referred to as the “payment waterfall.” The most subordinated tranche of securities is therefore the most sensitive to defaults and realized losses in relation to the underlying assets, and the most senior tranche is the least sensitive to them. The Fund’s investment portfolio will have significant investments in the equity and junior debt tranches of CLOs.

The Investment Committee will formulate and implement a plan to construct and manage the Fund’s portfolio in accordance with its investment objective and strategies.

The Advisor expects that the Fund’s shareholders may realize the following potential benefits:

●

Access to Attractive Risk-Adjusted Returns from Institutional Private Credit Investments – The Fund will provide investors with exposure to private credit investments that are typically intended for large, institutional investors due to the large minimum investment size, which would limit the ability of individual, non-institutional investors to participate in such investments. The Fund invests in institutional private credit investments that offer what the Advisor and Sub-Advisor believe to be attractive risk-adjusted returns, with some downside protection provided by the senior secured nature of the underlying loans in which the Fund will invest either directly or indirectly. Senior secured loans generally have a first lien security interest in the assets of the underlying borrower, and have or share the most senior position in the borrower’s capital structure, meaning the holders of such loans will be paid before certain other creditors of the borrower and before all common equity holders in the event of a default, creating an “equity cushion” for such holders.

●

Access to Relationship-Based Deal Flow – The Fund will have access to the Sub-Advisor substantial direct, long-standing relationships across market participants, including major U.S.-based CLO collateral managers and banks that originate and trade Target Securities, to identify investment opportunities. This comprehensive access to sourcing may offer strategic benefits, including a more efficient investment of Fund assets and the potential to identify investment opportunities before they are broadly marketed, enhancing the Fund’s ability to deliver attractive yields to investors.

●

Substantial Platform and Resources with Seasoned Investment Professionals – The Fund will have access to the wider resources of the Advisor and the Sub-Advisor, respectively, including the Sub-Advisor’s established leveraged finance platform and proprietary quantitative approach to provide established underwriting and structuring capabilities to execute its investment strategy. We believe these personnel possess market knowledge, experience and industry relationships that enable them to identify potentially attractive investment opportunities in Target Securities and effectively manage the Fund’s portfolio.

Fund’s Target Investment Portfolio

The Advisor and Sub-Advisor intend to execute the Fund’s investment strategy primarily by investing directly or indirectly in Senior Secured Loans or CLOs.

●

Senior Secured Loans: Senior Secured Loans are floating rate credit instruments structured primarily with first-priority liens on the assets of the borrower, including, but not limited to cash, receivables, inventory and PP&E, that serve as collateral in support of the repayment of such debt. Senior Secured Loans are predominately used to fund a company’s growth, financing their business, M&A-related transactions or capital expenditures. Senior Secured Loans typically have the highest priority in receiving payments, ahead of both bondholders and preferred stockholders.

●

Collateralized Loan Obligations: Structurally, CLOs are actively managed special purpose vehicles that are formed to manage a portfolio of Senior Secured Loans. The loans within a CLO are predominately limited to Senior Secured Loans which meet specified credit and diversity criteria and are subject to concentration limitations in order to create an investment portfolio that is strategically diversified across different loans, borrowers, and industries, with limitations on non-U.S. borrowers. The Fund will seek to target CLOs comprised of broadly syndicated Senior Secured Loans made to large corporate borrowers, with loan sizes typically exceeding $500 million, which we believe are generally more liquid compared to loans to smaller middle-market borrowers. The Fund will invest in new issue transactions in the primary market and transactions in the secondary market.

Investment Process

The Sub-Advisor assists the Advisor by providing ongoing research, recommendations and selecting investments for the Fund’s portfolio. The Sub-Advisor seeks to create an investment portfolio that generates current income while secondarily seeking attractive, long-term risk-adjusted returns, with low correlation to the broader markets, through a disciplined and rigorous investment analysis and due diligence process.

Proactive Sourcing and Identification Investment Opportunities. The Fund will utilize the Sub-Advisor’s leveraged finance platform and industry relationships to source investment opportunities. The Sub-Advisor has direct contact with and access to major U.S.-based banks and CLO collateral managers that originate and trade Senior Secured Loans and CLO interests.

Disciplined and Rigorous Investment Analysis and Due Diligence Process. The Sub-Advisor utilizes an integrated approach when investing in structured credit, enabling cross-collaboration between its senior secured loan team and its CLO investment team. This collaborative framework, which employs both “top-down” and “bottom-up” analyses, provides enhanced visibility into the Target Securities. The top-down analysis involves a macro analysis of relative asset valuations, long-term industry trends, business cycles, interest rate expectations, credit fundamentals, and technical factors to target specific industry sectors and asset classes in which to invest. The bottom-up analysis includes a rigorous analysis of the credit fundamentals and capital structure of each potential investment and a determination of relative value compared to alternative investments. Potential investments will be analyzed through a thorough review of the fundamentals of the economy in general and then the particular industry and the strengths and weaknesses of each individual credit. Under this approach, the credit performance of each asset will typically be subjected to stress tests to maximize the selection of investments with favorable risk adjusted returns.

The Sub-Advisor follows a defined proprietary investment process based on a comprehensive analysis of company creditworthiness when determining whether to invest in Target Securities, generally including a quantitative and qualitative assessment of a company’s business, an evaluation of management performance, an analysis of business strategy, regulatory and legal considerations, an analysis of a company’s environmental, social and governance standards, industry trends and an examination of capital structure, financial results and projections. The due diligence process typically includes: (i) an assessment of the outlook for the industry based on discussions with industry participants, industry analysts, suppliers to and customers of the industry, and relevant trade group representatives; (ii) discussions with company management as to the business outlook, competitive position within the industry, and flexibility of capital structure relative to business objectives; (iii) an analysis of fundamental asset values and enterprise value of the company (based on valuation comparisons to other industry participants) to assess the degree to which the investment under consideration has above average downside protection; (iv) a review of the company’s core competencies and competitive advantages and formation of a judgment as to the sustainability of each; (v) preparation of historical and projected financial statements to assess the company’s liquidity, fundamental creditworthiness, and prospects for future value creation; (vi) a review of any tax, legal, or regulatory contingencies that could negatively impact the company’s value or ability to continue as a going concern; and (vii) a thorough review of the company’s capitalization, its financial flexibility and debt amortization requirements, including an analysis of the terms and covenants of each of the company’s outstanding debt and equity securities. The Sub-Advisor will utilize this same analysis to determine attractive CLO investments.

Utilizing Relationships to Negotiate Enhanced Economics and Protections. The Sub-Advisor will utilize its structuring expertise and knowledge of underlying loans in efforts to source and acquire investments with what the Sub-Advisor believes to be attractive anticipated returns and terms. The Sub-Advisor will generally seek to use a proactive approach to achieve favorable transaction terms to enhance returns such as management fee rebates, bank arrangement fee concessions or other forms of economic enhancement, and certain protective rights to mitigate risks such as favorable voting rights with respect to early redemptions, refinancing terms, additional issuances, certain portfolio investment features and amendments to the governing documents.

Portfolio Construction. Portfolio construction will target investments with attractive risk-adjusted returns, with a focus on investments that are diverse across a number of key criteria, including the number of borrowers and industry types and the investment style of CLO collateral managers as appropriate. As there may be overlap across Target Securities, the Sub-Advisor will typically perform portfolio look-through analyses to ensure investments are diverse across borrowers, industries, sectors, geographies and end-markets.

Risk Management. The Sub-Advisor will have the lead role performing ongoing portfolio and asset level risk management, including ongoing monitoring of the underlying collateral performance to assess potential risks, forecasting and measuring financial and operational results, performing collateral analyses and taking strategic actions when required to optimize the risk-return profile of the Fund’s portfolio. The Sub-Advisor continually reviews macro events/forces which may have a material impact on specific industries to overlay as part of the credit review process or prompt the review of existing investments within any affected industries. An extensive top-down analysis is performed to analyze the risks of the industry in which a potential borrower operates prior to making any new investments. The Sub-Advisor utilizes its proprietary risk analysis system to generate a quantitative credit score of each loan as well as a base-case and downside-case scenario. Each loan is monitored throughout its life and the proprietary credit score is updated during the life of the loan.

Additional Information Regarding Investment Strategy

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Advisor and Sub-Advisor may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective. The Sub-Advisor may invest the Fund’s cash balances in any investments it deems appropriate. The Sub-Advisor expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Investment Committee, the Sub-Advisor and the Fund’s portfolio managers are subjective.

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year. It is not anticipated that the Fund’s portfolio turnover rate would exceed 100% under normal market conditions. The Fund’s portfolio turnover rate will not be a limiting factor with regard to when the Advisor deems portfolio changes appropriate. Although the Fund generally does not intend to trade for high-frequency short-term profits, securities may be sold without regard to the length of time held when, in the opinion of the Advisor and Sub-Advisor, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher brokerage or placement agent commissions and may generate short-term capital gains taxable as ordinary income. See “Tax Status” in the Fund’s SAI.

There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income. See “U.S. Federal Income Tax Matters.”

Investment Policies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in Target Securities. The Fund may utilize borrowings for investment purposes (i.e., leverage) or in order to satisfy repurchase requests. The Fund’s 80% investment policy may be changed upon 60 days’ advance notice to shareholders. The Fund’s SAI contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading “Investment Objective, Strategies and Policies.”

Risk Factors [Table Text Block]

RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the value of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund, you should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.

Market Risk. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the Target Securities and other assets held by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably, which will subject shareholders to risk. In addition, the Fund is subject to the risk that geopolitical and other similar events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets.

The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The foregoing could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund and its service providers, adversely affect the performance, value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Management Risk. The net asset value of the Fund changes daily based on the performance of its investments. The Fund’s investment strategy, allocations, and Advisor and Sub-Advisors’ judgments about the attractiveness, value and potential appreciation of a specific holding may prove to be incorrect, may not produce the desired results and may result in losses to the Fund and its shareholders. The Advisor and Sub-Advisor may receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay incentive compensation for a fiscal quarter even if there is a decline in the value of the portfolio or if the Fund incurs a net loss for that quarter. The incentive fee payable by the Fund may create an incentive for the Advisor or Sub-Advisor make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee payable to the Advisor and Sub-Advisor is determined may encourage the use leverage to increase the return on the Fund’s investments. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns. In addition, the Fund’s pre-incentive fee net investment income includes any interest income that has been accrued but not yet received in cash. This fee structure may encourage the Sub-Advisor or Advisor to favor investments that provide for deferred interest, rather than current cash payments of interest, including in circumstances where it would not have done so but for the opportunity to continue to earn the incentive fee. This risk could be increased because the Advisor and Sub-Advisor are not obligated to reimburse the Fund for any incentive fees received even if the Fund subsequently incurs losses or never receives in case the deferred income that was previously accrued.

Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Debt Securities and Interest Rate Risks. Because the Fund invests primarily in debt-anchored instruments and securities, the value of your investment in the Fund may fluctuate with changes in interest rates. Typically, a rise in market interest rates will cause a decline in the value of fixed rate or other debt instruments. Recently, interest rates have risen sharply after maintaining historically low levels for a significant period of time. If market interest rates increase, there is a significant risk that the value of the Fund’s investment in fixed rate debt securities may fall. Although the Fund intends to significantly mitigate its interest rate risk by investing in floating-rate instruments, the Fund cannot assure it will be able to completely mitigate such risk. Related risks include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Senior Secured Debt Risk. Senior secured debt typically will be secured by liens on the assets and/or cash flows of the borrower and holds the most senior position in its capital structure. Senior secured debt in most circumstances is initially fully collateralized by the borrower’s assets and thus is repaid before unsecured debt and equity. Substantial increases in interest rates, however, may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements, or as a result of the impact on general business conditions caused by higher interest rates, and there can be no guaranty that secured senior debt, even if fully collateralized at origination, will be fully repaid after an event of default or if collateral values have fallen. The value of the Fund’s assets may also be affected by other uncertainties such as economic developments affecting the market for senior secured term loans or uncertainties affecting borrowers generally. Also, the security for the Fund’s senior secured debt investments may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated.

Collateralized Loan Obligation (CLO) Risk. In addition to the general risks associated with investments in debt instruments and securities discussed herein, CLOs carry additional risks, including but not limited to (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund’s investments in CLOs are subordinate to other classes or tranches thereof; and (iv) the complex structure of the CLO investment may not be fully understood at the time of investment and may produce disputes with the issuer, holders of senior tranches or other unexpected investment results.

In addition, CLOs and other structured products are often governed by a complex series of legal documents and contracts, which define the class or tranche of each investment, and may also increase the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments. In a typical CLO, the capital structure would include approximately 90% debt, of which over 85% is generally investment grade, with the remainder comprising the junior most CLO securities, typically referred to as the CLO’s junior debt tranche and equity tranche. The Fund may acquire CLO investments that include such equity and junior debt securities, which are subordinate to more senior tranches of the CLO. Such CLO equity and junior debt securities are therefore subject to increased risk of default relative to the holders of more senior tranches of the CLO. The Fund’s investment in equity tranches of CLO securities will be in the first loss position and junior debt tranches typically will be subordinate to more senior positions with respect to realized losses on the assets of the CLOs in which it is invested. The Fund may recognize “phantom” taxable income (due to allocations of profits or cancellation of debt, which results in recognition of taxable income regardless of whether a corresponding amount of cash is actually received) from its investments in these subordinated tranches of CLOs and structured notes.

In connection with a primary issuance of a CLO, the structure of the CLO allows the CLO manager to purchase additional collateral (loans) for the CLO after the closing date of the Fund’s investment (the “Warehouse Period”). During the Warehouse Period, the price and availability of additional collateral may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire additional collateral that will satisfy specified concentration limitations and allow the CLO to reach the initial par amount of collateral prior to its effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions of the CLO on equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment, resulting in a loss.

Generally, there may be less information available to the Fund regarding the underlying debt investments held by CLOs than if the Fund had invested directly in the debt of the underlying companies. As a result, the Sub-Advisor will not know the details of the underlying securities of the CLOs in which the Fund will invest. Investing in Senior Secured Loans involves the possibility of the Fund’s investments being subject to potential losses arising from material misrepresentation or omission on the part of borrowers whose Senior Secured Loans the Fund holds. Such inaccuracy or incompleteness may adversely affect the valuation of the Fund investments or may adversely affect the ability of the relevant investment to perfect or effectuate a lien on the collateral securing the loan. The CLOs in which the Fund will invest will rely upon the accuracy and completeness of representations made by the underlying borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness.

The Fund will have limited control of the administration and amendment of Senior Secured Loans owned by the CLOs in which the invests. The Fund will not be able to directly enforce any rights and remedies in the event of a default of a Senior Secured Loan held by a CLO vehicle. In addition, the terms and conditions of the Senior Secured Loans underlying our investments in the equity and junior debt tranches of CLOs may be amended, modified or waived only by the agreement of the underlying lenders. Consequently, the terms and conditions of the payment obligations arising from Senior Secured Loans could be modified, amended or waived in a manner contrary to the Sub-Advisor’s preferences. In addition, the Fund will not be responsible for and will have no influence over the asset management of the portfolios underlying the CLO investments the Fund holds where those portfolios are managed by third-party CLO collateral managers. As a result, the values of the portfolios underlying our CLO investments could decrease as a result of decisions made by third party CLO collateral managers.

Legislation commonly referred to as the “Foreign Account Tax Compliance Act,” or FATCA, imposes a withholding tax of 30% on payments of U.S. source interest and distributions, and gross proceeds from the disposition of an instrument that produces U.S. source interest or distributions paid after December 31, 2018, to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLO vehicles in which the Fund invests will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO vehicle in which we invest fails to properly comply with these reporting requirements, it could reduce the amounts available to distribute to equity and junior debt holders in such CLO vehicle, which could materially and adversely affect the Fund.

The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in the CLO’s payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the holders of the junior debt tranche and the equity tranche would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, in connection with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could adversely affect the Fund’s operating results and cash flows.

The Fund’s CLO investments are exposed to leveraged credit risk. If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CLO, primarily due to defaults under the Senior Secured Loans in which the CLO has invested, then cash flow that otherwise would have been available to pay distributions to the Fund on its CLO investments may instead be used to redeem senior tranches or to purchase additional collateral for all tranches, until the ratios again exceed the minimum required levels or any the senior tranches of CLO debt are repaid in full. The Fund’s investments CLOs or Senior Secured Loans may prepay more quickly than expected, which could have an adverse impact on the Fund’s net assets and/or returns.

The CLOs in which the Fund invests may constitute PFICs. If the Fund acquires shares in a PFIC (including in CLOs that are PFICs), the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions, but such elections (if available) will generally require the Fund to recognize its share of the PFICs income for each year regardless of whether it receives any distributions from such PFICs. The Fund must nonetheless distribute such income to maintain its status as a RIC.

Covenant-Lite Loan Risk. Covenant-lite loans contain fewer requirements on the borrower and fewer protections for the lender. Covenant-lite loans may contain fewer maintenance covenants than traditional loans, or no maintenance covenants at all, and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may hinder the Fund’s ability to accurately reprice credit risk associated with the Target Securities (and their underlying borrowers) and reduce the Fund’s or an issuer’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on such investments is increased, especially during a downturn in the credit cycle. A significant portion of floating rate loans and CLOs may be or include “covenant-lite” loans.

Credit Risk. There is a risk that the borrowers under the Senior Secured Loans may not make scheduled interest and/or principal payments on their loans and/or debt securities, which may result in losses or reduced cash flow to the Fund, either or both of which may cause the NAV of, or the distributions by, the Fund to decrease. In addition, the credit quality of securities may be lowered if the underlying borrowers’ financial condition deteriorates. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Prepayment Risk. Securities may be subject to prepayment risk because borrowers are typically able to prepay principal. Consequently, a security’s maturity may be longer or shorter than anticipated. When interest rates fall, obligations will be paid off more quickly than originally anticipated and the Fund may have to invest the prepaid proceeds in securities with lower yields. The yield realized on a security purchased at a premium will be lower than expected if prepayment occurs sooner than expected, as is often the case when interest rates fall. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, preventing the Fund from reinvesting at higher yields. The yield realized on a security purchased at a discount will be lower than expected if prepayment occurs later than expected, as is often the case when interest rates rise for investments in mortgage-backed securities (“MBS”), CLOs, or other commercial real estate loans (“CRE”). Lower-than-expected prepayment rates will expose investments in junior tranches of residential MBS to credit risks for longer periods of time.

SOFR Risk. The Fund invests in Target Securities that may have floating or variable rate calculations for payment obligations or financing terms based on the Secured Overnight Financing Rate (“SOFR”). SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume- weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate (“LIBOR”). LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three- month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Investment Sourcing Risk. The results of the Fund’s operations depend on several factors, including its ability to originate or acquire target investments. The Fund’s ability to originate or acquire target investments will depend on a variety of factors, including the availability of opportunities for the origination or acquisition of target investments and its ability to raise capital or obtain adequate short and long-term financing to fund such originations and acquisitions. In addition, competition for the Fund’s target investments may reduce the availability of such assets or lead to the price of such assets increasing, which may further limit the Fund’s ability to generate desired returns. The Fund can provide no assurance that the Sub-Advisor will be able to identify and make investments that are consistent with its investment objective.

Risks Related to Potential Conflicts of Interest. The Advisor and Sub-Advisor will experience conflicts of interest in connection with the management of the Fund, including with respect to the allocation of their time and resources between the Fund and other investment activities; the allocation of investment opportunities by the Sub-Advisor; their compensation; services provided by the Advisor or Sub-Advisor to issuers in which the Fund invests; investments by the Fund in other clients of the Advisor or Sub-Advisor; and the formation of additional investment funds by the Advisor or Sub-Advisor. In addition, the Sub-Advisor’s investment professionals will, from time to time, acquire confidential or material, non-public information concerning an entity in which the Fund has invested, or propose to invest, and the possession of such information generally will limit their ability to buy or sell particular securities of such entity on behalf of the Fund, thereby limiting the investment opportunities or exit strategies available to the Fund.

Under the 1940 Act, the Fund is not permitted to engage in related party transactions with its affiliates or affiliates of such affiliates. As such, to address these risks, the Fund has implemented certain written policies and procedures to ensure the Fund will not enter into any agreement unless and until it is satisfied that doing so will not raise concerns under the 1940 Act, and address potential conflicts of interest. While Fund investments in CLOs sponsored or managed by Trinitas are permissible under Section 17 of the 1940 Act because the two firms are not controlled by, controlling or under common control with one another, the Fund and Sub-Advisor have adopted policies to monitor these relationships, any affiliation, and any actual potential conflict of interests. The Board will review these procedures on a periodic basis and the Fund will not enter into any agreement unless and until it is satisfied that doing so will not raise concerns under the 1940 Act. Other potential conflicts of interest with respect to the Fund, its Advisor, Sub-Advisor and Portfolio Managers are discussed under “Conflicts of Interest” below.

Defaulted Securities Risk. Loans in which the Fund invests, including Senior Secured Loans in which the Fund indirectly invests through investments in CLOs, may fall into default. Defaulted loans/securities provide less liquidity to the Fund than performing loans and, for extended periods of time, may have a limited or no secondary market. Defaulted loans/debt securities may have low recovery values and borrowers or issuers in default of their debt obligations may seek bankruptcy protection, which may hinder or delay resolution of the Fund’s collection efforts.

Below Investment Grade Risk. Lower-quality investments, known as “below investment grade” or “junk” are speculative and present a significant risk for loss of principal and interest. These investments offer the potential for higher return, but also involve greater risk than investments of higher quality, including an increased possibility that the investment’s issuer, obligor or guarantor may not be able to make its payments of interest and principal. If that happens, the value of the investment may decrease, the Fund’s NAV may decrease and its income may be reduced. An economic downturn or period of rising interest rates could adversely affect the market for these investments and reduce the Fund’s ability to sell its investments. The lack of a liquid market for these investments could decrease the Fund’s NAV. The Sub-Advisor’s assessment of an issuer’s credit quality may prove incorrect and the Fund could suffer losses.

Syndicated Loan Risk. The market for syndicated loans may not be highly liquid and the Fund may have difficulty selling them. These investments primarily expose the Fund to the credit risk of the underlying borrower, but they also expose the Fund to certain risks associated with the loan agent. Syndicated loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. Certain syndicated loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

Issuer/Borrower Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the respective goods and services. In addition, the credit quality of securities may be lowered if a borrower’s financial condition deteriorates, which tends to increase the risk of default and decreases a note’s value. Further, compared to securities issued by large companies, notes issued by individuals or small entities are more likely to experience more significant changes in market values, be harder to sell and at prices that the Advisor believes appropriate, and offer greater potential for losses. Additionally, borrowers may seek bankruptcy protection which would delay resolution of security holder claims and may eliminate or materially reduce liquidity.

Correlation Risk. Pursuant to the Fund’s investment objective, the Fund seeks to produce attractive, long-term risk-adjusted returns with low correlation to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. There is no guaranty that the Fund will succeed in achieving its investment objective or that the Fund will outperform the broader financial markets.

Liquidity Risk – Quarterly Repurchases. The Fund is a closed-end investment company structured as an “interval fund” and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

Liquidity Risk – Underlying Investments. The Fund’s investments, such as in Target Securities, are subject to liquidity risk. This liquidity risk exists because particular investments of the Fund may be difficult to sell, possibly preventing the Fund from selling them at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices, in order to satisfy its 5% quarterly repurchase obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, private investments derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Leveraging Risk. The Fund is authorized to use leverage for investment purposes and to satisfy redemption requests. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, or borrowing money to satisfy Repurchase Offers will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments. The Fund’s may utilize reverse repurchase agreements. Reverse repurchase agreements subject the Fund to many of the same risks as the Fund’s use of leverage. In addition, there is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency, the Fund may be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities.

Repurchase Policy Risk. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Fund may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Repurchase of shares will tend to reduce the number of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, a repurchase of shares submitted by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the repurchase of shares within six months from the date of their purchase will not be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the repurchase of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such repurchase.

Distribution Policy Risk. The Fund’s distribution policy does not include a fixed annual rate of the Fund’s current net asset value per share. Distributions will be calculated daily and paid quarterly. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective or implement its investment strategies. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. If the Fund fails to achieve its estimated size and the Expense Limitation is not renewed, expenses will be higher than expected.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

The following table shows the amounts of Fund Shares that have been authorized and are outstanding as of December 31, 2025, of which, none were owned by the Fund:

Title of Class	Amount Authorized	Amount Outstanding
Class A	Unlimited*	1,905,498.76
Class C	Unlimited*	750,903.66
Class F	Unlimited*	2,390,360.97
Class I	Unlimited*	3,189,298.59

*	The Fund has registered an unlimited number of shares in this offering.

Outstanding Security, Title [Text Block]	Class F
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	2,390,360.97
Class F [Member] | Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the Target Securities and other assets held by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably, which will subject shareholders to risk. In addition, the Fund is subject to the risk that geopolitical and other similar events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets.

The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The foregoing could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund and its service providers, adversely affect the performance, value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Class F [Member] | Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The net asset value of the Fund changes daily based on the performance of its investments. The Fund’s investment strategy, allocations, and Advisor and Sub-Advisors’ judgments about the attractiveness, value and potential appreciation of a specific holding may prove to be incorrect, may not produce the desired results and may result in losses to the Fund and its shareholders. The Advisor and Sub-Advisor may receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay incentive compensation for a fiscal quarter even if there is a decline in the value of the portfolio or if the Fund incurs a net loss for that quarter. The incentive fee payable by the Fund may create an incentive for the Advisor or Sub-Advisor make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee payable to the Advisor and Sub-Advisor is determined may encourage the use leverage to increase the return on the Fund’s investments. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns. In addition, the Fund’s pre-incentive fee net investment income includes any interest income that has been accrued but not yet received in cash. This fee structure may encourage the Sub-Advisor or Advisor to favor investments that provide for deferred interest, rather than current cash payments of interest, including in circumstances where it would not have done so but for the opportunity to continue to earn the incentive fee. This risk could be increased because the Advisor and Sub-Advisor are not obligated to reimburse the Fund for any incentive fees received even if the Fund subsequently incurs losses or never receives in case the deferred income that was previously accrued.

Class F [Member] | Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Class F [Member] | Debt Securities and Interest Rate Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Securities and Interest Rate Risks. Because the Fund invests primarily in debt-anchored instruments and securities, the value of your investment in the Fund may fluctuate with changes in interest rates. Typically, a rise in market interest rates will cause a decline in the value of fixed rate or other debt instruments. Recently, interest rates have risen sharply after maintaining historically low levels for a significant period of time. If market interest rates increase, there is a significant risk that the value of the Fund’s investment in fixed rate debt securities may fall. Although the Fund intends to significantly mitigate its interest rate risk by investing in floating-rate instruments, the Fund cannot assure it will be able to completely mitigate such risk. Related risks include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Class F [Member] | Senior Secured Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Senior Secured Debt Risk. Senior secured debt typically will be secured by liens on the assets and/or cash flows of the borrower and holds the most senior position in its capital structure. Senior secured debt in most circumstances is initially fully collateralized by the borrower’s assets and thus is repaid before unsecured debt and equity. Substantial increases in interest rates, however, may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements, or as a result of the impact on general business conditions caused by higher interest rates, and there can be no guaranty that secured senior debt, even if fully collateralized at origination, will be fully repaid after an event of default or if collateral values have fallen. The value of the Fund’s assets may also be affected by other uncertainties such as economic developments affecting the market for senior secured term loans or uncertainties affecting borrowers generally. Also, the security for the Fund’s senior secured debt investments may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated.

Class F [Member] | Collateralized Loan Obligation (CLO) Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Collateralized Loan Obligation (CLO) Risk. In addition to the general risks associated with investments in debt instruments and securities discussed herein, CLOs carry additional risks, including but not limited to (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund’s investments in CLOs are subordinate to other classes or tranches thereof; and (iv) the complex structure of the CLO investment may not be fully understood at the time of investment and may produce disputes with the issuer, holders of senior tranches or other unexpected investment results.

In addition, CLOs and other structured products are often governed by a complex series of legal documents and contracts, which define the class or tranche of each investment, and may also increase the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments. In a typical CLO, the capital structure would include approximately 90% debt, of which over 85% is generally investment grade, with the remainder comprising the junior most CLO securities, typically referred to as the CLO’s junior debt tranche and equity tranche. The Fund may acquire CLO investments that include such equity and junior debt securities, which are subordinate to more senior tranches of the CLO. Such CLO equity and junior debt securities are therefore subject to increased risk of default relative to the holders of more senior tranches of the CLO. The Fund’s investment in equity tranches of CLO securities will be in the first loss position and junior debt tranches typically will be subordinate to more senior positions with respect to realized losses on the assets of the CLOs in which it is invested. The Fund may recognize “phantom” taxable income (due to allocations of profits or cancellation of debt, which results in recognition of taxable income regardless of whether a corresponding amount of cash is actually received) from its investments in these subordinated tranches of CLOs and structured notes.

In connection with a primary issuance of a CLO, the structure of the CLO allows the CLO manager to purchase additional collateral (loans) for the CLO after the closing date of the Fund’s investment (the “Warehouse Period”). During the Warehouse Period, the price and availability of additional collateral may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire additional collateral that will satisfy specified concentration limitations and allow the CLO to reach the initial par amount of collateral prior to its effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions of the CLO on equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment, resulting in a loss.

Generally, there may be less information available to the Fund regarding the underlying debt investments held by CLOs than if the Fund had invested directly in the debt of the underlying companies. As a result, the Sub-Advisor will not know the details of the underlying securities of the CLOs in which the Fund will invest. Investing in Senior Secured Loans involves the possibility of the Fund’s investments being subject to potential losses arising from material misrepresentation or omission on the part of borrowers whose Senior Secured Loans the Fund holds. Such inaccuracy or incompleteness may adversely affect the valuation of the Fund investments or may adversely affect the ability of the relevant investment to perfect or effectuate a lien on the collateral securing the loan. The CLOs in which the Fund will invest will rely upon the accuracy and completeness of representations made by the underlying borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness.

The Fund will have limited control of the administration and amendment of Senior Secured Loans owned by the CLOs in which the invests. The Fund will not be able to directly enforce any rights and remedies in the event of a default of a Senior Secured Loan held by a CLO vehicle. In addition, the terms and conditions of the Senior Secured Loans underlying our investments in the equity and junior debt tranches of CLOs may be amended, modified or waived only by the agreement of the underlying lenders. Consequently, the terms and conditions of the payment obligations arising from Senior Secured Loans could be modified, amended or waived in a manner contrary to the Sub-Advisor’s preferences. In addition, the Fund will not be responsible for and will have no influence over the asset management of the portfolios underlying the CLO investments the Fund holds where those portfolios are managed by third-party CLO collateral managers. As a result, the values of the portfolios underlying our CLO investments could decrease as a result of decisions made by third party CLO collateral managers.

Legislation commonly referred to as the “Foreign Account Tax Compliance Act,” or FATCA, imposes a withholding tax of 30% on payments of U.S. source interest and distributions, and gross proceeds from the disposition of an instrument that produces U.S. source interest or distributions paid after December 31, 2018, to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLO vehicles in which the Fund invests will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO vehicle in which we invest fails to properly comply with these reporting requirements, it could reduce the amounts available to distribute to equity and junior debt holders in such CLO vehicle, which could materially and adversely affect the Fund.

The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in the CLO’s payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the holders of the junior debt tranche and the equity tranche would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, in connection with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could adversely affect the Fund’s operating results and cash flows.

The Fund’s CLO investments are exposed to leveraged credit risk. If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CLO, primarily due to defaults under the Senior Secured Loans in which the CLO has invested, then cash flow that otherwise would have been available to pay distributions to the Fund on its CLO investments may instead be used to redeem senior tranches or to purchase additional collateral for all tranches, until the ratios again exceed the minimum required levels or any the senior tranches of CLO debt are repaid in full. The Fund’s investments CLOs or Senior Secured Loans may prepay more quickly than expected, which could have an adverse impact on the Fund’s net assets and/or returns.

The CLOs in which the Fund invests may constitute PFICs. If the Fund acquires shares in a PFIC (including in CLOs that are PFICs), the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions, but such elections (if available) will generally require the Fund to recognize its share of the PFICs income for each year regardless of whether it receives any distributions from such PFICs. The Fund must nonetheless distribute such income to maintain its status as a RIC.

Class F [Member] | Covenant-Lite Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Covenant-Lite Loan Risk. Covenant-lite loans contain fewer requirements on the borrower and fewer protections for the lender. Covenant-lite loans may contain fewer maintenance covenants than traditional loans, or no maintenance covenants at all, and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may hinder the Fund’s ability to accurately reprice credit risk associated with the Target Securities (and their underlying borrowers) and reduce the Fund’s or an issuer’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on such investments is increased, especially during a downturn in the credit cycle. A significant portion of floating rate loans and CLOs may be or include “covenant-lite” loans.

Class F [Member] | Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. There is a risk that the borrowers under the Senior Secured Loans may not make scheduled interest and/or principal payments on their loans and/or debt securities, which may result in losses or reduced cash flow to the Fund, either or both of which may cause the NAV of, or the distributions by, the Fund to decrease. In addition, the credit quality of securities may be lowered if the underlying borrowers’ financial condition deteriorates. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Class F [Member] | Investment Sourcing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Sourcing Risk. The results of the Fund’s operations depend on several factors, including its ability to originate or acquire target investments. The Fund’s ability to originate or acquire target investments will depend on a variety of factors, including the availability of opportunities for the origination or acquisition of target investments and its ability to raise capital or obtain adequate short and long-term financing to fund such originations and acquisitions. In addition, competition for the Fund’s target investments may reduce the availability of such assets or lead to the price of such assets increasing, which may further limit the Fund’s ability to generate desired returns. The Fund can provide no assurance that the Sub-Advisor will be able to identify and make investments that are consistent with its investment objective.

Class F [Member] | Risks Related to Potential Conflicts of Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Potential Conflicts of Interest. The Advisor and Sub-Advisor will experience conflicts of interest in connection with the management of the Fund, including with respect to the allocation of their time and resources between the Fund and other investment activities; the allocation of investment opportunities by the Sub-Advisor; their compensation; services provided by the Advisor or Sub-Advisor to issuers in which the Fund invests; investments by the Fund in other clients of the Advisor or Sub-Advisor; and the formation of additional investment funds by the Advisor or Sub-Advisor. In addition, the Sub-Advisor’s investment professionals will, from time to time, acquire confidential or material, non-public information concerning an entity in which the Fund has invested, or propose to invest, and the possession of such information generally will limit their ability to buy or sell particular securities of such entity on behalf of the Fund, thereby limiting the investment opportunities or exit strategies available to the Fund.

Under the 1940 Act, the Fund is not permitted to engage in related party transactions with its affiliates or affiliates of such affiliates. As such, to address these risks, the Fund has implemented certain written policies and procedures to ensure the Fund will not enter into any agreement unless and until it is satisfied that doing so will not raise concerns under the 1940 Act, and address potential conflicts of interest. While Fund investments in CLOs sponsored or managed by Trinitas are permissible under Section 17 of the 1940 Act because the two firms are not controlled by, controlling or under common control with one another, the Fund and Sub-Advisor have adopted policies to monitor these relationships, any affiliation, and any actual potential conflict of interests. The Board will review these procedures on a periodic basis and the Fund will not enter into any agreement unless and until it is satisfied that doing so will not raise concerns under the 1940 Act. Other potential conflicts of interest with respect to the Fund, its Advisor, Sub-Advisor and Portfolio Managers are discussed under “Conflicts of Interest” below.

Class F [Member] | Defaulted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Defaulted Securities Risk. Loans in which the Fund invests, including Senior Secured Loans in which the Fund indirectly invests through investments in CLOs, may fall into default. Defaulted loans/securities provide less liquidity to the Fund than performing loans and, for extended periods of time, may have a limited or no secondary market. Defaulted loans/debt securities may have low recovery values and borrowers or issuers in default of their debt obligations may seek bankruptcy protection, which may hinder or delay resolution of the Fund’s collection efforts.

Class F [Member] | Below Investment Grade Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Below Investment Grade Risk. Lower-quality investments, known as “below investment grade” or “junk” are speculative and present a significant risk for loss of principal and interest. These investments offer the potential for higher return, but also involve greater risk than investments of higher quality, including an increased possibility that the investment’s issuer, obligor or guarantor may not be able to make its payments of interest and principal. If that happens, the value of the investment may decrease, the Fund’s NAV may decrease and its income may be reduced. An economic downturn or period of rising interest rates could adversely affect the market for these investments and reduce the Fund’s ability to sell its investments. The lack of a liquid market for these investments could decrease the Fund’s NAV. The Sub-Advisor’s assessment of an issuer’s credit quality may prove incorrect and the Fund could suffer losses.

Class F [Member] | Syndicated Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Syndicated Loan Risk. The market for syndicated loans may not be highly liquid and the Fund may have difficulty selling them. These investments primarily expose the Fund to the credit risk of the underlying borrower, but they also expose the Fund to certain risks associated with the loan agent. Syndicated loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. Certain syndicated loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

Class F [Member] | Issuer/Borrower Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer/Borrower Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the respective goods and services. In addition, the credit quality of securities may be lowered if a borrower’s financial condition deteriorates, which tends to increase the risk of default and decreases a note’s value. Further, compared to securities issued by large companies, notes issued by individuals or small entities are more likely to experience more significant changes in market values, be harder to sell and at prices that the Advisor believes appropriate, and offer greater potential for losses. Additionally, borrowers may seek bankruptcy protection which would delay resolution of security holder claims and may eliminate or materially reduce liquidity.

Class F [Member] | Correlation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Correlation Risk. Pursuant to the Fund’s investment objective, the Fund seeks to produce attractive, long-term risk-adjusted returns with low correlation to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. There is no guaranty that the Fund will succeed in achieving its investment objective or that the Fund will outperform the broader financial markets.

Class F [Member] | Liquidity Risk – Quarterly Repurchases [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk – Quarterly Repurchases. The Fund is a closed-end investment company structured as an “interval fund” and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

Class F [Member] | Liquidity Risk – Underlying Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk – Underlying Investments. The Fund’s investments, such as in Target Securities, are subject to liquidity risk. This liquidity risk exists because particular investments of the Fund may be difficult to sell, possibly preventing the Fund from selling them at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices, in order to satisfy its 5% quarterly repurchase obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, private investments derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Class F [Member] | Leveraging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leveraging Risk. The Fund is authorized to use leverage for investment purposes and to satisfy redemption requests. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, or borrowing money to satisfy Repurchase Offers will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments. The Fund’s may utilize reverse repurchase agreements. Reverse repurchase agreements subject the Fund to many of the same risks as the Fund’s use of leverage. In addition, there is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency, the Fund may be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities.

Class F [Member] | Repurchase Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Policy Risk. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Fund may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Repurchase of shares will tend to reduce the number of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, a repurchase of shares submitted by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the repurchase of shares within six months from the date of their purchase will not be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the repurchase of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such repurchase.

Class F [Member] | Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Policy Risk. The Fund’s distribution policy does not include a fixed annual rate of the Fund’s current net asset value per share. Distributions will be calculated daily and paid quarterly. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Class F [Member] | Minimal Capitalization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective or implement its investment strategies. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. If the Fund fails to achieve its estimated size and the Expense Limitation is not renewed, expenses will be higher than expected.

Class F [Member] | Prepayment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayment Risk. Securities may be subject to prepayment risk because borrowers are typically able to prepay principal. Consequently, a security’s maturity may be longer or shorter than anticipated. When interest rates fall, obligations will be paid off more quickly than originally anticipated and the Fund may have to invest the prepaid proceeds in securities with lower yields. The yield realized on a security purchased at a premium will be lower than expected if prepayment occurs sooner than expected, as is often the case when interest rates fall. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, preventing the Fund from reinvesting at higher yields. The yield realized on a security purchased at a discount will be lower than expected if prepayment occurs later than expected, as is often the case when interest rates rise for investments in mortgage-backed securities (“MBS”), CLOs, or other commercial real estate loans (“CRE”). Lower-than-expected prepayment rates will expose investments in junior tranches of residential MBS to credit risks for longer periods of time.

Class F [Member] | Sorf Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SOFR Risk. The Fund invests in Target Securities that may have floating or variable rate calculations for payment obligations or financing terms based on the Secured Overnight Financing Rate (“SOFR”). SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume- weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate (“LIBOR”). LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three- month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

[1]	Class A shares that were purchased in amounts of $1,000,000 or more that have been held less than one year (365 days) from the purchase date will be subject to an early withdrawal charge of 1.00% of the original purchase price.
[2]	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of borrowings and variations in market interest rates.
[3]	The Fund anticipates that it may generate income in a manner sufficient to result in the payment of an Incentive Fee to the Advisor during certain periods. However, the Incentive Fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee the Fund pays to increase to the extent the Fund earns greater income through its investments. The Incentive Fee is calculated and payable quarterly in arrears in an amount equal to 12.50% of the Fund’s ‘‘pre-incentive fee net investment income’’ for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 1.875% per quarter, or an annualized hurdle rate of 7.50%, subject to a ‘‘catch-up’’ feature. The amount presented in this table has been restated to reflect the Incentive Fee the Advisor would have earned during the fiscal year ended September 30, 2025 under the now current incentive fee arrangement. See “Base Management Fee and Incentive Fee” on page 19.
[4]	Other Expenses include acquired fund fees and expenses of 0.01%.
[5]	The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has contractually agreed to waive the base management fees and/or reimburse the Fund for ordinary operating expenses the Fund incurs but only to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of any incentive fee, taxes, interest, brokerage commissions, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs), to the extent that such expenses exceed 2.10% per annum of the Fund’s average daily net assets attributable to Class A shares (the “Expense Limitation”). For the avoidance of doubt, acquired fund fees and expenses are not operating costs and are therefore excluded from the Expense Limitation. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three years following the date the waiver or reimbursement occurred (provided the Advisor continues to serve as investment adviser to the Fund), if the Fund is able to make the repayment without exceeding the expense limitation then in effect or in effect at the time of the waiver and the repayment is approved by the Board. The Expense Limitation Agreement will remain in effect at least until January 31, 2027, unless and until the Board approves its modification or termination. After January 31, 2027, the Expense Limitation Agreement may be renewed at the Advisor’s and Board’s discretion. See “Management of the Fund.”
[6]	Class C that have been held less than one year (365 days) from the purchase date will be subject to an early withdrawal charge of 1.00% of the original purchase price.
[7]	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of borrowings and variations in market interest rates.
[8]	Class C shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.75% of the average daily net assets attributable to Class C shares and is payable on a monthly basis. See “Plan of Distribution.”
[9]	The Fund anticipates that it may generate income in a manner sufficient to result in the payment of an Incentive Fee to the Advisor during certain periods. However, the Incentive Fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee the Fund pays to increase to the extent the Fund earns greater income through its investments. The Incentive Fee is calculated and payable quarterly in arrears in an amount equal to 12.50% of the Fund’s ‘‘pre-incentive fee net investment income’’ for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 1.875% per quarter, or an annualized hurdle rate of 7.50%, subject to a ‘‘catch-up’’ feature. The amount presented in this table has been restated to reflect the Incentive Fee the Advisor would have earned during the fiscal year ended September 30, 2025 under the now current incentive fee arrangement. See “Base Management Fee and Incentive Fee” on page 19.
[10]	Other Expenses include acquired fund fees and expenses of 0.01%.
[11]	The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has contractually agreed to waive the base management fees and/or reimburse the Fund for ordinary operating expenses the Fund incurs but only to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of any incentive fee, taxes, interest, brokerage commissions, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs), to the extent that such expenses exceed 2.85% per annum of the Fund’s average daily net assets attributable to Class C shares (the “Expense Limitation”). For the avoidance of doubt, acquired fund fees and expenses are not operating costs and are therefore excluded from the Expense Limitation. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three years following the date the waiver or reimbursement occurred (provided the Advisor continues to serve as investment adviser to the Fund), if the Fund is able to make the repayment without exceeding the expense limitation then in effect or in effect at the time of the waiver and the repayment is approved by the Board. The Expense Limitation Agreement will remain in effect at least until January 31, 2027, unless and until the Board approves its modification or termination. After January 31, 2027, the Expense Limitation Agreement may be renewed at the Advisor’s and Board’s discretion. See “Management of the Fund.”
[12]	If the Early Withdrawal Charge were to apply, the hypothetical expense you would pay on a $1,000 investment in the Class C shares would be $39 for 1 Year.
[13]	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of borrowings and variations in market interest rates.
[14]	The Fund anticipates that it may generate income in a manner sufficient to result in the payment of an Incentive Fee to the Advisor during certain periods. However, the Incentive Fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee the Fund pays to increase to the extent the Fund earns greater income through its investments. The Incentive Fee is calculated and payable quarterly in arrears in an amount equal to 12.50% of the Fund’s “pre-incentive fee net investment income’’ for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 1.875% per quarter, or an annualized hurdle rate of 7.50%, subject to a “catch-up’’ feature. The amount presented in this table has been restated to reflect the Incentive Fee the Advisor would have earned during the fiscal year ended September 30, 2025 under the now current incentive fee arrangement. See “Base Management Fee and Incentive Fee” on page 19.
[15]	Other Expenses include acquired fund fees and expenses of 0.01%.
[16]	The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has contractually agreed to waive the base management fees and/or reimburse the Fund for ordinary operating expenses the Fund incurs but only to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of any incentive fee, taxes, interest, brokerage commissions, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs), to the extent that such expenses exceed 1.85% per annum of the Fund’s average daily net assets attributable to Class I shares (the “Expense Limitation”). For the avoidance of doubt, acquired fund fees and expenses are not operating costs and are therefore excluded from the Expense Limitation. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three years following the date the waiver or reimbursement occurred (provided the Advisor continues to serve as investment adviser to the Fund), if the Fund is able to make the repayment without exceeding the expense limitation then in effect or in effect at the time of the waiver and the repayment is approved by the Board. The Expense Limitation Agreement will remain in effect at least until January 31, 2027, unless and until the Board approves its modification or termination. After January 31, 2027, the Expense Limitation Agreement may be renewed at the Advisor’s and Board’s discretion. See “Management of the Fund.”
[17]	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of borrowings and variations in market interest rates.
[18]	The Fund anticipates that it may generate income in a manner sufficient to result in the payment of an Incentive Fee to the Advisor during certain periods. However, the Incentive Fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee the Fund pays to increase to the extent the Fund earns greater income through its investments. The Incentive Fee is calculated and payable quarterly in arrears in an amount equal to 12.50% of the Fund’s ‘‘pre-incentive fee net investment income’’ for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 1.875% per quarter, or an annualized hurdle rate of 7.50%, subject to a ‘‘catch-up’’ feature. The amount presented in this table has been restated to reflect the Incentive Fee the Advisor would have earned during the fiscal year ended September 30, 2025 under the now current incentive fee arrangement. See “Base Management Fee and Incentive Fee” on page 19.
[19]	Other Expenses include acquired fund fees and expenses of 0.01%.
[20]	The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has contractually agreed to waive the base management fees and/or reimburse the Fund for ordinary operating expenses the Fund incurs but only to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of any incentive fee, taxes, interest, brokerage commissions, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs), to the extent that such expenses exceed 1.25% per annum of the Fund’s average daily net assets attributable to Class F shares (the “Expense Limitation”). For the avoidance of doubt, acquired fund fees and expenses are not operating costs and are therefore excluded from the Expense Limitation. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three years following the date the waiver or reimbursement occurred (provided the Advisor continues to serve as investment adviser to the Fund), if the Fund is able to make the repayment without exceeding the expense limitation then in effect or in effect at the time of the waiver and the repayment is approved by the Board. The Expense Limitation Agreement will remain in effect at least until January 31, 2027, unless and until the Board approves its modification or termination. After January 31, 2027, the Expense Limitation Agreement may be renewed at the Advisor’s and Board’s discretion. See “Management of the Fund.”